UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07917

                        WILSHIRE VARIABLE INSURANCE TRUST
               (Exact name of registrant as specified in charter)

                                    --------

                        Wilshire Associates Incorporated
                          1299 Ocean Avenue, Suite 700
                           Santa Monica, CA 90401-1085
               (Address of principal executive offices) (Zip code)

                           Lawrence Davanzo, President
                          1299 Ocean Avenue, Suite 700
                           Santa Monica, CA 90401-1085
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 310-451-3051

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2009

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS



WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                   SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


    SHARES                                                 VALUE
    ------                                                 -----
COMMON STOCK -- 99.4%
CONSUMER DISCRETIONARY -- 12.0%
      10,668 Abercrombie & Fitch Co., Class A .......  $      350,764
       9,260 Advance Auto Parts, Inc. ...............         363,733
       4,105 Aeropostale, Inc. + ....................         178,444
       8,155 Apollo Group, Inc., Class A +. .........         600,779
      12,943 AutoNation, Inc. + .....................         234,009
         543 Autozone, Inc. + .......................          79,398
       8,800 Bed Bath & Beyond, Inc. + ..............         330,352
       8,295 Big Lots, Inc. + .......................         207,541
       1,257 Brinker International, Inc .............          19,772
         232 Career Education Corp. + ...............           5,656
         333 Chipotle Mexican Grill, Inc., Class A +           32,318
      16,604 Coach, Inc .............................         546,604
     139,685 Comcast Corp. Special, Class A .........       2,359,280
      15,413 Darden Restaurants, Inc ................         526,046
      47,126 DIRECTV Group, Inc. (The) + ............       1,299,735
       8,103 Dollar Tree, Inc. + ....................         394,454
      33,657 DR Horton, Inc. ........................         384,026
      10,230 Expedia, Inc. + ........................         245,008
      14,560 Family Dollar Stores, Inc. .............         384,384
       3,805 Foot Locker, Inc .......................          45,470
      14,064 Ford Motor Co. + .......................         101,402
       6,189 Fortune Brands, Inc. ...................         266,003
      48,654 Gap, Inc. (The) ........................       1,041,196
      26,006 H&R Block, Inc. ........................         477,990
       1,927 Hasbro, Inc ............................          53,474
      52,031 Home Depot, Inc. (The) .................       1,386,106
      58,114 Interpublic Group of Cos., Inc. + ......         437,017
      27,898 J.C. Penney Co., Inc. ..................         941,557
       5,783 KB Home ................................          96,056
       5,846 Kohl's Corp. + .........................         333,514
      19,069 Leggett & Platt, Inc ...................         369,939
      10,946 Lennar Corp., Class A ..................         155,981
     117,110 Lowe's Cos., Inc .......................       2,452,283
      32,809 Ltd. Brands, Inc. ......................         557,425
      38,901 Macy's, Inc ............................         711,499
       1,882 Marvel Entertainment, Inc. + ...........          93,385
       8,268 McDonald's Corp ........................         471,855
      13,875 McGraw-Hill Cos., Inc. (The) ...........         348,817
       5,466 Mohawk Industries, Inc. + ..............         260,674
       1,009 NetFlix, Inc. + ........................          46,586
       7,105 Newell Rubbermaid, Inc .................         111,477
      48,229 News Corp., Class A ....................         578,266
       9,314 Nordstrom, Inc. ........................         284,450
         421 NVR, Inc. + ............................         268,333
      33,467 Office Depot, Inc. + ...................         221,552
      37,669 Omnicom Group, Inc. ....................       1,391,493
      12,251 PetSmart, Inc ..........................         266,459
       1,194 Phillips-Van Heusen Corp ...............          51,091
       6,884 Polo Ralph Lauren Corp., Class A .......         527,452
      39,986 Pulte Homes, Inc .......................         439,446
      15,197 RadioShack Corp ........................         251,814
      12,303 Ross Stores, Inc .......................         587,714
       4,328 Scripps Networks Interactive, Inc.,
             Class A ................................         159,920
       4,993 Sears Holdings Corp. + .................         326,093
      20,231 Sherwin-Williams Co. (The) .............       1,217,097
      62,672 Staples, Inc ...........................       1,455,244
      42,685 Starbucks Corp. + ......................         881,445
       2,781 Starwood Hotels & Resorts Worldwide,
             Inc ....................................          91,856
      36,969 Target Corp ............................       1,725,713
      28,343 Time Warner Cable, Inc., Class A .......       1,221,300
      54,026 Time Warner, Inc .......................       1,554,868


    SHARES                                                 VALUE
    ------                                                 -----
CONSUMER DISCRETIONARY (CONTINUED)
      22,208 Toll Brothers, Inc. + ..................  $      433,944
      15,912 Viacom, Inc., Class B + ................         446,172
       4,131 Walt Disney Co. (The) ..................         113,437
       2,346 WMS Industries, Inc. + .................         104,538
      10,778 Wyndham Worldwide Corp. ................         175,897
       1,028 Wynn Resorts, Ltd. + ...................          72,875
                                                       --------------
                                                           34,150,478
                                                       --------------
CONSUMER STAPLES -- 8.4%
      50,552 Archer-Daniels-Midland Co. .............       1,477,129
         788 Church & Dwight Co., Inc. ..............          44,711
      28,217 Coca-Cola Co. (The) ....................       1,515,253
      38,497 Coca-Cola Enterprises, Inc. ............         824,221
       6,200 Colgate-Palmolive Co ...................         472,936
      50,509 CVS/Caremark Corp. .....................       1,805,192
      17,272 Dean Foods Co. + .......................         307,269
      14,161 Estee Lauder Cos., Inc. (The), Class A .         525,090
       7,800 HJ Heinz Co ............................         310,050
      19,156 Kimberly-Clark Corp ....................       1,129,821
      41,141 Kraft Foods, Inc., Class A .............       1,080,774
       4,305 Pepsi Bottling Group, Inc. .............         156,874
      19,257 PepsiCo, Inc ...........................       1,129,615
      65,891 Philip Morris International, Inc. ......       3,211,527
      68,930 Procter & Gamble Co ....................       3,992,426
       9,602 Reynolds American, Inc. ................         427,481
       2,506 Safeway, Inc ...........................          49,419
      34,685 SYSCO Corp .............................         861,922
      31,196 Tyson Foods, Inc., Class A .............         394,006
      15,217 Walgreen Co ............................         570,181
      62,425 Wal-Mart Stores, Inc ...................       3,064,443
      12,937 Whole Foods Market, Inc. + .............         394,449
                                                       --------------
                                                           23,744,789
                                                       --------------
ENERGY -- 12.5%
      20,723 Anadarko Petroleum Corp. ...............       1,299,954
      22,744 Apache Corp ............................       2,088,581
       4,122 BJ Services Co .........................          80,091
       6,072 Cameron International Corp. + ..........         229,643
       7,294 Chesapeake Energy Corp. ................         207,150
      33,453 Chevron Corp ...........................       2,356,095
         997 Cimarex Energy Co ......................          43,190
         523 Comstock Resources, Inc. + .............          20,962
      28,607 ConocoPhillips .........................       1,291,892
      16,059 Devon Energy Corp ......................       1,081,252
       5,352 Diamond Offshore Drilling, Inc. ........         511,223
       3,051 Encore Acquisition Co. + ...............         114,107
      17,234 ENSCO International, Inc. ..............         733,134
      13,780 EOG Resources, Inc .....................       1,150,768
     121,829 Exxon Mobil Corp. ......................       8,358,688
      78,200 Halliburton Co .........................       2,120,784
       2,453 Helmerich & Payne, Inc. ................          96,967
      15,049 Hess Corp ..............................         804,520
      48,394 Marathon Oil Corp. .....................       1,543,769
      19,838 Murphy Oil Corp ........................       1,142,074
      17,983 Nabors Industries, Ltd. + ..............         375,845
       2,823 NATCO Group, Inc., Class A + ...........         125,003
      35,304 National Oilwell Varco, Inc. + .........       1,522,662
       6,392 Newfield Exploration Co. + .............         272,043
      19,742 Occidental Petroleum Corp ..............       1,547,773
      14,974 Patterson-UTI Energy, Inc. .............         226,107
       8,011 Peabody Energy Corp ....................         298,169
       2,204 Plains Exploration & Production Co. + ..          60,963
       4,209 Pride International, Inc. + ............         128,122
       7,374 Rowan, Inc .............................         170,118
      52,454 Schlumberger, Ltd. .....................       3,126,258
      16,894 Tesoro Corp ............................         253,072

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                   SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


    SHARES                                                 VALUE
    ------                                                 -----
ENERGY (CONTINUED)
       2,060 Tidewater, Inc .........................  $       97,005
      16,528 Williams, Inc ..........................         295,355
      37,995 XTO Energy, Inc ........................       1,569,953
                                                       --------------
                                                           35,343,292
                                                       --------------
FINANCIALS -- 12.4%
      23,775 Aflac, Inc .............................       1,016,143
       1,921 American Financial Group, Inc. .........          48,986
      11,207 AON Corp ...............................         456,013
     358,968 Bank of America Corp ...................       6,073,738
       1,164 Bank of Hawaii Corp ....................          48,352
      47,619 Bank of New York Mellon Corp. (The) ....       1,380,475
       7,540 BB&T Corp ..............................         205,390
     164,750 Charles Schwab Corp. (The) .............       3,154,963
      28,205 Chubb Corp .............................       1,421,814
      19,677 Citigroup, Inc .........................          95,237
       1,164 Cullen/Frost Bankers, Inc ..............          60,109
      63,476 Discover Financial Services ............       1,030,215
       7,338 Goldman Sachs Group, Inc. (The) ........       1,352,760
      10,917 HCC Insurance Holdings, Inc. ...........         298,580
      42,500 Invesco, Ltd ...........................         967,300
     121,155 JPMorgan Chase & Co. ...................       5,309,012
      11,527 MetLife, Inc ...........................         438,833
      24,039 Morgan Stanley .........................         742,324
      42,963 Northern Trust Corp ....................       2,498,728
      23,512 PNC Financial Services Group, Inc. .....       1,142,448
       9,791 Principal Financial Group, Inc .........         268,175
       9,513 Raymond James Financial, Inc. ..........         221,463
      32,835 State Street Corp ......................       1,727,121
       8,793 Torchmark Corp .........................         381,880
      37,498 Travelers Cos., Inc. (The) .............       1,846,027
      35,452 U.S. Bancorp ...........................         774,981
      10,773 Unum Group .............................         230,973
      75,354 Wells Fargo & Co .......................       2,123,476
                                                       --------------
                                                           35,315,516
                                                       --------------
HEALTH CARE -- 12.7%
      18,578 Abbott Laboratories ....................         919,054
      27,347 Aetna, Inc .............................         761,067
      11,500 Alcon, Inc .............................       1,594,705
      22,877 AmerisourceBergen Corp., Class A .......         511,987
      61,691 Amgen, Inc. + ..........................       3,715,649
       3,838 Beckman Coulter, Inc. ..................         264,592
      28,217 Biogen Idec, Inc. + ....................       1,425,523
      15,686 Boston Scientific Corp. + ..............         166,115
         195 Bristol-Myers Squibb Co. ...............           4,391
       2,544 CareFusion Corp. + .....................          55,459
       1,687 Charles River Laboratories
             International, Inc. + ..................          62,385
      27,210 Cigna Corp .............................         764,329
       8,961 Community Health Systems, Inc. + .......         286,125
      18,114 Coventry Health Care, Inc. + ...........         361,555
      27,027 Eli Lilly & Co .........................         892,702
       8,447 Endo Pharmaceuticals Holdings, Inc. + ..         191,156
      38,366 Forest Laboratories, Inc. + ............       1,129,495
       1,947 Gen-Probe, Inc. + ......................          80,684
         383 Gilead Sciences, Inc. + ................          17,840
       1,172 Hologic, Inc. + ........................          19,150
      15,989 Humana, Inc. + .........................         596,390
       2,991 IMS Health, Inc ........................          45,912
         300 Intuitive Surgical, Inc. + .............          78,675
      84,937 Johnson & Johnson ......................       5,171,814
         738 Kinetic Concepts, Inc. + ...............          27,291
      22,950 King Pharmaceuticals, Inc. + ...........         247,172
         806 Lincare Holdings, Inc. + ...............          25,187
      13,850 McKesson Corp ..........................         824,768


    SHARES                                                 VALUE
    ------                                                 -----
HEALTH CARE (CONTINUED)
      32,256 Medco Health Solutions, Inc. + .........  $    1,784,079
      56,275 Medtronic, Inc .........................       2,070,920
      52,289 Merck & Co., Inc. ......................       1,653,901
     309,559 Pfizer, Inc ............................       5,123,201
       5,800 Pharmaceutical Product Development,
             Inc ....................................         127,252
       2,545 Quest Diagnostics, Inc .................         132,824
       3,453 Schering-Plough Corp. ..................          97,547
       4,471 Sepracor, Inc + ........................         102,386
       3,911 Stryker Corp ...........................         177,677
      24,100 Teva Pharmaceutical Industries,
             Ltd. ADR ...............................       1,218,496
         531 Thermo Fisher Scientific, Inc. + .......          23,189
      34,037 UnitedHealth Group, Inc ................         852,286
         585 Universal Health Services, Inc., Class B          36,229
       3,993 Valeant Pharmaceuticals International +          112,044
       3,578 Watson Pharmaceuticals, Inc. + .........         131,098
      15,946 WellPoint, Inc. + ......................         755,203
      24,625 Wyeth ..................................       1,196,282
       1,196 Zimmer Holdings, Inc. + ................          63,926
                                                       --------------
                                                           35,899,712
                                                       --------------
INDUSTRIALS -- 9.4%
       1,321 3M Co ..................................          97,490
       1,202 Alliant Techsystems, Inc. + ............          93,576
       3,752 Carlisle Cos., Inc. ....................         127,230
       1,187 Con-way, Inc ...........................          45,486
       6,317 Cooper Industries PLC, Class A .........         237,330
      22,633 Dover Corp .............................         877,255
      30,626 Emerson Electric Co ....................       1,227,490
      17,000 Expeditors International of Washington,
             Inc ....................................         597,550
       5,528 FedEx Corp .............................         415,816
     260,341 General Electric Co. ...................       4,274,799
       5,992 Harsco Corp ............................         212,177
      14,198 Honeywell International, Inc. ..........         527,456
       5,506 Hubbell, Inc., Class B .................         231,252
       6,500 Illinois Tool Works, Inc ...............         277,615
      12,400 Ingersoll-Rand PLC .....................         380,308
       3,853 Jacobs Engineering Group, Inc. + .......         177,045
      10,793 L-3 Communications Holdings, Inc.,
             Class 3 ................................         866,894
         650 Landstar System, Inc ...................          24,739
         509 Lincoln Electric Holdings, Inc. ........          24,152
      29,225 Lockheed Martin Corp. ..................       2,281,888
       7,606 Manpower, Inc. .........................         431,337
       6,332 Masco Corp .............................          81,809
         771 Monster Worldwide, Inc. + ..............          13,477
      29,990 Northrop Grumman Corp. .................       1,551,982
       6,137 Oshkosh Corp ...........................         189,817
       4,703 Parker Hannifin Corp ...................         243,804
       6,602 Precision Castp arts Corp. .............         672,546
      21,035 Raytheon Co ............................       1,009,049
       9,299 Robert Half International, Inc. ........         232,661
       2,870 Rockwell Automation, Inc ...............         122,262
      24,931 RR Donnelley & Sons Co. ................         530,033
       3,730 Ryder System, Inc ......................         145,694
       8,137 Shaw Group, Inc. (The) + ...............         261,116
      64,000 Southwest Airlines Co. .................         614,400
       3,088 SPX Corp ...............................         189,202
      38,900 Tyco International, Ltd. ...............       1,341,272
          38 Union Pacific Corp .....................           2,217
      71,455 United Parcel Service, Inc., Class B ...       4,035,064
       4,152 United Technologies Corp. ..............         252,981
       3,533 URS Corp. + ............................         154,216
      42,471 Waste Management, Inc ..................       1,266,485

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                   SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


    SHARES                                                 VALUE
    ------                                                 -----
INDUSTRIALS(CONTINUED)
       3,901 WW Grainger, Inc .......................  $      348,593
                                                       --------------
                                                           26,687,565
                                                       --------------
INFORMATION TECHNOLOGY -- 22.5%
       9,030 3Com Corp. + ...........................          47,227
       1,454 Affiliated Computer Services, Inc.,
             Class A + ..............................          78,763
       2,934 Akamai Technologies, Inc. + ............          57,741
       2,978 Alliance Data Systems Corp. + ..........         181,896
      37,012 Altera Corp ............................         759,116
      28,294 Apple, Inc. + ..........................       5,244,859
     102,000 Applied Materials, Inc .................       1,366,800
      11,616 Arrow Electronics, Inc. + ..............         326,990
      14,671 Avnet, Inc. + ..........................         381,006
       7,004 BMC Software, Inc. + ...................         262,860
      13,665 Broadridge Financial Solutions, Inc. ...         274,667
      45,321 CA, Inc ................................         996,609
     162,154 Cisco Systems, Inc. + ..................       3,817,105
       3,907 CommScope, Inc. + ......................         116,937
      18,394 Computer Sciences Corp. + ..............         969,548
      29,813 Compuware Corp. + ......................         218,529
      10,286 Convergys Corp. + ......................         102,243
      29,800 Dell, Inc. + ...........................         454,748
       3,202 Diebold, Inc ...........................         105,442
         534 DST Systems, Inc. + ....................          23,923
      77,780 eBay, Inc. + ...........................       1,836,386
     238,519 EMC Corp. + ............................       4,064,364
       7,807 Global Payments, Inc ...................         364,587
       4,585 Google, Inc., Class A + ................       2,273,472
       3,882 Harris Corp ............................         145,963
       8,101 Hewitt Associates, Inc., Class A + .....         295,119
      83,046 Hewlett-Packard Co .....................       3,920,601
      15,792 Ingram Micro, Inc., Class A + ..........         266,095
     171,821 Intel Corp .............................       3,362,537
      41,303 International Business Machines Corp.. .       4,940,252
      19,471 Jabil Circuit, Inc .....................         261,106
      20,209 JDS Uniphase Corp. + ...................         143,686
      17,800 Juniper Networks, Inc. + ...............         480,956
      26,400 Lam Research Corp. + ...................         901,824
       5,643 MEMC Electronic Materials, Inc. + ......          93,843
      38,266 Micron Technology, Inc. + ..............         313,781
     279,783 Microsoft Corp. ........................       7,243,582
      14,846 Molex, Inc .............................         309,985
     117,600 Motorola, Inc ..........................       1,010,184
       4,701 National Semiconductor Corp. ...........          67,083
      33,154 NetApp, Inc. + .........................         884,549
       9,262 Novell, Inc. + .........................          41,772
       5,973 Novellus Systems, Inc. + ...............         125,314
     104,912 Oracle Corp ............................       2,186,366
       7,528 Paychex, Inc ...........................         218,688
      11,007 QLogic Corp. + .........................         189,320
      60,201 QUALCOMM, Inc. .........................       2,707,841
      19,849 SAIC, Inc. + ...........................         348,151
       4,911 Sun Microsystems, Inc. + ...............          44,641
       8,194 Sybase, Inc. + .........................         318,747
      73,269 Symantec Corp. + .......................       1,206,740
       9,913 Synopsys, Inc. + .......................         222,249
     128,295 Taiwan Semiconductor Manufacturing
             Co., Ltd. ADR ..........................       1,406,113
       2,429 Tech Data Corp. + ......................         101,071
      20,194 Teradata Corp. + .......................         555,739
      76,544 Texas Instruments, Inc .................       1,813,328
       9,497 Total System Services, Inc. ............         152,997
      21,413 VeriSign, Inc. + .......................         507,274
      27,021 Western Digital Corp. + ................         987,077
      32,848 Western Union Co. (The) ................         621,484


    SHARES                                                 VALUE
    ------                                                 -----
INFORMATION TECHNOLOGY (CONTINUED)
      67,000 Yahoo!, Inc. + .........................  $    1,193,270
                                                       --------------
                                                           63,915,146
                                                       --------------
MATERIALS -- 4.1%
         591 Airgas, Inc ............................          28,587
       7,515 Allegheny Technologies, Inc. ...........         262,950
       5,202 Ashland, Inc ...........................         224,830
      29,600 Barrick Gold Corp. .....................       1,121,840
       1,583 Bemis Co., Inc .........................          41,016
       5,892 CF Industries Holdings, Inc ............         508,067
      12,685 Cliffs Natural Resources, Inc. .........         410,487
       9,636 Commercial Metals Co ...................         172,484
      17,391 Dow Chemical Co. (The) .................         453,383
       8,868 Eastman Chemical Co ....................         474,793
      13,526 Freeport-McMoRan Copper & Gold,
             Inc ....................................         928,019
      49,296 International Paper Co. ................       1,095,850
       3,251 Lubrizol Corp ..........................         232,316
      10,691 MeadWestvaco Corp. .....................         238,516
      15,240 Monsanto Co ............................       1,179,576
      16,000 Newmont Mining Corp. ...................         704,320
      46,201 Nucor Corp .............................       2,171,909
       5,990 PPG Industries, Inc ....................         348,678
       6,206 Reliance Steel & Aluminum Co. ..........         264,127
       9,432 RPM International, Inc. ................         174,398
      15,948 Steel Dynamics, Inc ....................         244,642
       9,328 Terra Industries, Inc ..................         323,402
                                                       --------------
                                                           11,604,190
                                                       --------------
TELECOMMUNICATION SERVICES -- 3.6%
     209,747 AT&T, Inc ..............................       5,665,267
       6,246 Qwest Communications International,
             Inc ....................................          23,797
     312,873 Sprint Nextel Corp. + ..................       1,235,848
       9,704 Telephone & Data Systems, Inc. .........         300,921
     103,411 Verizon Communications, Inc ............       3,130,251
                                                       --------------
                                                           10,356,084
                                                       --------------
UTILITIES -- 1.8%
      20,652 AES Corp. (The) + ......................         306,063
       5,119 Constellation Energy Group, Inc. .......         165,702
         853 Energen Corp ...........................          36,764
      14,965 Entergy Corp. ..........................       1,195,105
      50,800 Exelon Corp ............................       2,520,696
       1,049 National Fuel Gas Co. ..................          48,055
       2,413 OGE Energy Corp. .......................          79,822
       1,360 PG&E Corp ..............................          55,066
       4,813 Public Service Enterprise Group, Inc. ..         151,321
      10,502 UGI Corp ...............................         263,180
       8,256 Xcel Energy, Inc .......................         158,845
                                                       --------------
                                                            4,980,619
                                                       --------------
Total Common Stock (Cost $249,124,023)                    281,997,391
                                                       --------------
U.S. TREASURY OBLIGATIONS -- 0.5%
             U.S. Treasury Bills(c)
   $ 100,000 0.230%, 01/07/10                                  99,975
   1,100,000 0.202%, 10/22/09(b)                            1,099,976
     300,000 0.115%, 10/08/09                                 299,999
                                                       --------------
Total U.S. Treasury Obligations (Cost $1,499,838)           1,499,950
                                                       --------------

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                   SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


    SHARES                                                 VALUE
    ------                                                 -----
CASH EQUIVALENT -- 0.1%
     147,649 PNC Institutional Money Market Trust,
             0.05%(a)                                  $      147,649
                                                       --------------
Total Cash Equivalent
(Cost $147,649)                                               147,649
                                                       --------------
Total Investments -- 100.0%
(Cost $250,771,510)+                                      283,644,990
Other Assets & Liabilities, Net -- 0.0%                       (83,887)
                                                       --------------
NET ASSETS -- 100.0%                                   $  283,561,103
                                                       ==============


+   Non-income producing security.
(a) The rate reported is the 7-day  effective yield as of September 30, 2009.
(b) All or a portion of this security has been pledged as collateral for open futures contracts.
(c) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
+ At September 30, 2009, the tax basis cost of the Fund's investments was $250,771,510 , and the unrealized appreciation and depreciation were $36,278,134 and $(3,404,654) respectively.

    For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi- annual and annual financial statements.

    See end of Form N-Q for inputs used in valuing the Fund's investments at September 30, 2009.


FUTURES CONTRACTS - LONG POSITIONS

 NUMBER
   OF                                             UNREALIZED
CONTRACTS                                        APPRECIATION
---------                                        ------------
27       E-Mini S&P 500, Expires December 2009     $ 65,904
                                                   ========

WILSHIRE VARIABLE INSURANCE TRUST
BALANCED FUND                                                 SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


  SHARES                                                   VALUE
  ------                                                   -----
INVESTMENTS IN UNDERLYING FUNDS - 99.8%
   4,697,112 Wilshire Large Cap Core 130/30 Fund* ...  $   32,785,844
   4,174,020 Wilshire Variable Insurance Trust Equity
             Fund* ..................................      66,408,651
   5,378,396 Wilshire Variable Insurance Trust Income
             Fund* ..................................      63,949,129
                                                       --------------
Total Investments in Underlying Funds- 99.8%
(Cost $164,803,540) +                                     163,143,624
                                                       --------------
Other Assets & Liabilities, Net - 0.2%                        365,698
                                                       --------------
NET ASSETS - 100.0%                                    $  163,509,322
                                                       ==============


* Affiliated Fund
+ At September 30, 2009, the tax basis cost of the Fund's investments was $164,803,540, and the unrealized appreciation and depreciation were $4,694,807 and $(6,354,723), respectively.

  For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi- annual and annual financial statements.

  See end of Form N-Q for inputs used in valuing the Fund's investments at September 30, 2009.

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                   SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


                                  MATURITY
                                    DATE          PAR          VALUE
                                  --------        ---          -----
ASSET BACKED SECURITIES -- 3.0%
Amortizing Residential Collateral
Trust
0.526%(a)                         01/01/32    $   33,042    $    14,143
Bayview Financial Acquisition
Trust
0.921%(a)                         02/28/44        93,212         77,499
Citigroup Mortgage Loan Trust,
Inc.
5.550%                            08/25/35       200,000        107,389
Conseco Finance Securitizations
Corp.
8.500%(a)(i)                      03/01/33       356,329         16,758
Conseco Financial Corp.
9.150%                            01/15/18        15,837         10,537
Countrywide Home Equity Loan
Trust
0.413%(a)                         05/15/36       308,922        113,098
Delta Funding Home Equity
Loan Trust
7.040%                            06/25/27         4,962          4,950
Green Tree Home Improvement
Loan Trust
7.600%                            07/15/20         3,481          2,730
Green Tree Recreational
Equipment & Consumer Trust
7.250%                            03/15/29        25,072         11,367
Lehman XS Trust
0.506%(a)                         02/25/46       283,636        135,945
Morgan Stanley Mortgage Loan
Trust
0.396%(a)                         03/25/36       161,102         26,219
MSDWCC Heloc Trust
0.436%(a)                         07/25/17        21,767         10,009
Nelnet Student Loan Trust
1.984%(a)                         04/25/24       200,000        204,868
SACO I, Inc.
0.376%(a)                         06/25/36       194,015         18,526
0.416%(a)                         03/25/36       199,707         27,705
0.526%(a)                         09/25/35        52,252         32,759
Salomon Brothers Mortgage
Securities VII, Inc.
0.546%(a)                         03/25/32        20,951         19,744
Securitized Asset Backed
Receivables LLC Trust
0.476%(a)                         02/25/37       846,191        357,619
SG Mortgage Securities Trust
0.486%(a)                         12/25/36       824,531        461,333
WAMU Asset-Backed Certificates
0.336%(a)                         05/25/47       517,681        387,780
0.416%(a)                         05/25/47      1,300,000       546,683
0.536%(a)                         05/25/47      1,300,000       409,107
                                                            -----------
Total Asset Backed Securities (Cost $6,544,410)               2,996,768
                                                            -----------


                                  MATURITY
                                    DATE          PAR          VALUE
                                  --------        ---          -----
COLLATERALIZED MORTGAGE OBLIGATIONS -- 25.0%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 15.0%
Federal Home Loan Mortgage
Corp.
5.000%                            08/01/33    $  788,419    $   818,757
5.000%                            09/01/33       515,162        534,985
5.000%                            09/01/33       254,330        264,116
5.000%                            10/01/33       519,135        539,111
5.000%                            09/01/33       226,328        235,037
5.556%(a)                         01/01/38     1,038,269      1,093,294
5.632%(a)                         05/01/37     1,089,706      1,148,107
Federal National Mortgage
Association
5.000%                            06/01/35       653,532        677,862
5.000%                            12/01/35     2,448,437      2,539,590
5.500%                            11/01/21        84,532         89,677
5.500%                            02/01/22        73,927         78,299
5.500%                            09/01/35     2,318,066      2,434,452
5.500%                            04/01/36     1,097,302      1,145,881
5.500%                            08/01/37       719,006        755,106
5.500%                            11/01/36       626,103        656,658
6.045%(a)                         01/01/37       587,498        621,344
6.500%                            11/01/37        87,544         93,717
7.000%                            05/01/32        54,185         60,202
Government National Mortgage
Association
5.500%                            05/15/36       119,475        125,785
6.000%                            03/15/35       820,004        869,973
6.000%                            03/15/37       212,261        224,566
6.000%                            05/15/33       151,150        161,211
                                                            -----------
                                                             15,167,730
                                                            -----------
American Home Mortgage Assets
0.476%(a)                         05/25/46       259,595         54,748
Asset Securitization Corp.
7.139%(a)                         02/14/43       100,000        110,065
Banc of America Commercial
Mortgage, Inc.
5.620%                            02/10/51        10,000          9,220
5.837%(a)                         06/10/49        60,000         54,791
Banc of America Funding Corp.
3.823%(a)                         09/20/35     1,540,950        723,039
Banc of America Mortgage
Securities, Inc.
5.409%(a)                         02/25/34        19,575         18,154
Bear Stearns Adjustable Rate
Mortgage Trust
4.859%(a)                         11/25/34        82,194         74,953

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                   SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


                                  MATURITY
                                    DATE          PAR          VALUE
                                  --------        ---          -----
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
5.341%(a)                         02/25/34    $   64,945    $    55,344
Bear Stearns Commercial
Mortgage Securities
5.405%(a)                         12/11/40       500,000       491,446
Citigroup Mortgage Loan Trust,
Inc.
3.484%(a)                         09/25/34        76,674        64,037
5.269%(a)                         02/25/34        71,690        60,448
Countrywide Alternative Loan
Trust
0.456%(a)                         03/20/46        81,424        40,302
0.556%(a)                         10/25/35       126,972        67,543
3.710%(a)                         09/25/34       120,486        84,786
First Horizon Asset Securities,
Inc.
4.509%(a)                         02/25/35       384,669       356,844
GE Capital Commercial Mortgage
Corp.
5.543%                            12/10/49       210,000       163,990
Greenpoint Mortgage Funding
Trust
0.456%(a)                         04/25/36       628,095       296,053
Harborview Mortgage Loan Trust
0.396%(a)                         01/25/47       971,156       459,977
0.466%(a)                         05/19/35       141,600        75,154
Homebanc Mortgage Trust
0.546%(a)                         05/25/37       154,090        88,700
Impac CMB Trust
0.516%(a)                         05/25/35       127,549        68,310
Indymac INDA Mortgage Loan
Trust
6.186%(a)                         11/25/37       114,694        80,964
Indymac Index Mortgage Loan
Trust
0.366%(a)                         07/25/36       377,968       178,197
0.446%(a)                         06/25/47       335,075       158,757
0.506%(a)                         06/25/35       552,364       293,412
4.468%(a)                         03/25/35       129,965        70,263
5.099%(a)                         09/25/35        81,771        53,509
JP Morgan Chase Commercial
Mortgage Securities Corp.
5.420%                            01/15/49       100,000        84,295
5.429%                            12/12/43       450,000       416,120
5.457%(a)                         01/12/43       100,000        96,225
LB-UBS Commercial Mortgage
Trust
4.954%                            09/15/30       500,000       484,816
Luminent Mortgage Trust
0.436%(a)                         05/25/46       276,920       111,639
Master Adjustable Rate Mortgages
Trust
0.446%(a)                         05/25/47       913,628       412,880
1.851%(a)                         12/25/46       299,333        92,344
4.802%(a)                         02/25/35       331,004       215,779
5.201%(a)                         12/25/34        19,992        13,953
Morgan Stanley Capital I
4.989%                            08/13/42       240,000       233,543
5.692%(a)                         04/15/49       670,000       547,997


                                  MATURITY
                                    DATE          PAR          VALUE
                                  --------        ---          -----
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
Morgan Stanley Mortgage Loan
Trust
0.566%(a)                         01/25/35    $  278,665    $   158,586
3.906%(a)                         07/25/35       173,492        106,535
3.995%(a)                         08/25/34       133,375         99,355
Prime Mortgage Trust
8.000%                            07/25/34       182,953        181,409
RBSGC Mortgage Pass Through
Certificates
0.696%(a)                         01/25/37       330,554        166,062
Residential Accredit Loans, Inc.
0.336%(a)                         10/25/46       234,071        201,408
0.606%(a)                         01/25/37       356,119        173,353
Residential Asset Securitization
Trust
4.750%                            02/25/19       614,086        613,127
Structured Adjustable Rate
Mortgage Loan Trust
3.912%(a)                         11/25/34       126,360         98,353
5.131%(a)                         01/25/35       142,585        111,772
Thornburg Mortgage Securities
Trust
6.186%(a)                         09/25/37       359,835        293,022
6.200%(a)                         09/25/37       370,356        298,307
WaMu Mortgage Pass Through
Certificates
0.476%(a)                         04/25/45       135,108         84,738
4.822%(a)                         10/25/35       320,439        261,318
5.605%(a)                         11/25/36       300,000        201,503
Washington Mutual MSC
Mortgage Pass-Through
Certificates
3.933%(a)                         01/25/35        59,482         49,461
Wells Fargo Mortgage Backed
Securities Trust
5.240%(a)                         04/25/36        86,116         66,515
                                                            -----------
                                                             10,127,421
                                                            -----------
Total Collateralized Mortgage Obligations (Cost $29,299,728) 25,295,151
                                                            -----------
COMMON STOCK -- 0.0%
CB Premiere Escrow Security(i)                    10,000             --
                                                            -----------
Total Common Stock(Cost $--)                                         --
                                                            -----------
CORPORATE BONDS -- 31.1%
CONSUMER DISCRETIONARY -- 3.0%
Boyd Gaming Corp.
6.750%                            04/15/14        10,000          8,950
7.125%                            02/01/16        10,000          8,800
CCH I LLC/CCH I Capital
11.000%(c)(i)                     10/01/15        50,000          9,250

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                   SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


                                  MATURITY
                                    DATE          PAR          VALUE
                                  --------        ---          -----
CONSUMER DISCRETIONARY (CONTINUED)
Cengage Learning Acquisitions,
Inc.
10.500%(b)                        01/15/15    $   40,000    $    37,800
Comcast Corp.
6.500%                            01/15/15       665,000        741,003
6.500%                            01/15/17       200,000        219,514
Cricket Communications, Inc.
7.750%(b)                         05/15/16        80,000         81,200
CSC Holdings, Inc.
7.625%                            04/01/11        20,000         20,750
8.625%(b)                         02/15/19        10,000         10,575
Daimler Finance NA LLC
6.500%                            11/15/13        30,000         32,321
7.300%                            01/15/12       135,000        145,638
DI Finance/DynCorp
International
9.500%                            02/15/13        10,000         10,200
DISH DBS Corp.
7.875%(b)                         09/01/19        45,000         45,450
Eastman Kodak Co.
7.250%                            11/15/13        35,000         28,700
Ecostar DBS Corp.
7.000%                            10/01/13        20,000         20,150
7.750%                            05/31/15        40,000         40,800
General Motors Liquidation Co.
8.250%(c)                         07/15/23        70,000         10,850
8.375%(c)                         07/05/33        30,000          6,145
Hertz Corp.
8.875%                            01/01/14        35,000         35,350
Inn of the Mountain Gods Resort
& Casino
12.000%(c)(i)                     11/15/10        10,000          4,625
Intelsat Corp.
9.250%                            08/15/14        90,000         92,250
J.C. Penney Corp., Inc.
7.400%                            04/01/37        10,000          8,900
McDonald's Corp. MTN
5.350%                            03/01/18        80,000         87,433
MGM Mirage
10.375%(b)                        05/15/14         5,000          5,338
11.125%(b)                        11/15/17        20,000         21,850
MGM Mirage, Inc.
6.750%                            09/01/12        10,000          8,375
7.625%                            01/15/17        60,000         46,800
Mohegan Tribal Gaming
Authority
8.000%                            04/01/12         5,000          4,237
News America, Inc.
6.650%                            11/15/37        10,000         10,417
Qwest Corp.
6.875%                            09/15/33        20,000         16,200
Reed Elsevier Capital, Inc.
8.625%                            01/15/19       120,000        147,837


                                  MATURITY
                                    DATE          PAR          VALUE
                                  --------        ---          -----
CONSUMER DISCRETIONARY (CONTINUED)
Service Corp. International
7.500%                            04/01/27    $   30,000    $    26,775
Station Casinos, Inc.
6.000%(i)                         04/01/12        20,000          5,900
7.750%(c)(i)                      08/15/16        70,000         21,000
Suburban Propane Partners
6.875%                            12/15/13        30,000         29,662
Time Warner Cable, Inc.
6.750%                            06/15/39        80,000         86,515
7.300%                            07/01/38       130,000        150,047
8.250%                            04/01/19       250,000        302,174
8.750%                            02/14/19        80,000         98,720
Time Warner, Inc.
6.875%                            05/01/12       290,000        319,238
Verizon Global Funding Corp.
4.375%                            06/01/13        35,000         36,814
                                                            -----------
                                                              3,044,553
                                                            -----------
CONSUMER STAPLES -- 0.9%
CVS Caremark Corp.
6.600%                            03/15/19       380,000        428,362
Dr Pepper Snapple Group, Inc.
6.820%                            05/01/18       110,000        125,046
PepsiCo, Inc.
7.900%                            11/01/18       190,000        240,325
Reynolds American, Inc.
6.750%                            06/15/17        90,000         93,560
                                                            -----------
                                                                887,293
                                                            -----------
ENERGY -- 5.5%
Anadarko Petroleum Corp.
6.450%                            09/15/36       350,000        361,373
8.700%                            03/15/19        10,000         11,957
Apache Corp.
6.000%                            09/15/13       180,000        200,221
Baker Hughes, Inc.
7.500%                            11/15/18       250,000        305,327
Chesapeake Energy Corp.
6.250%                            01/15/18        25,000         22,375
6.375%                            06/15/15        10,000          9,287
7.250%                            12/15/18        85,000         80,325
Complete Production Services,
Inc.
8.000%                            12/15/16        75,000         68,250
ConocoPhillips
4.750%                            10/15/12        80,000         86,022
5.900%                            05/15/38       210,000        224,557
Dynegy Holdings, Inc.
7.750%                            06/01/19       115,000         98,038
El Paso Corp.
7.000%                            06/15/17       250,000        245,000
7.800%                            08/01/31       611,000        560,360

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                   SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


                                  MATURITY
                                    DATE          PAR          VALUE
                                  --------        ---          -----
ENERGY (CONTINUED)
Energy Transfer Partners LP
6.700%                            07/01/18    $  160,000    $   171,215
Hess Corp.
7.300%                            08/15/31       277,000        311,385
7.875%                            10/01/29        60,000         70,278
8.125%                            02/15/19       160,000        192,215
Kerr-McGee Corp.
6.950%                            07/01/24        10,000         10,706
7.875%                            09/15/31       155,000        175,384
Kinder Morgan Energy Partners
LP MTN
5.000%                            12/15/13        25,000         26,132
5.850%                            09/15/12        10,000         10,774
5.950%                            02/15/18        60,000         62,767
6.000%                            02/01/17       150,000        156,764
6.750%                            03/15/11        10,000         10,605
6.950%                            01/15/38       130,000        139,630
7.125%                            03/15/12         5,000          5,461
Occidental Petroleum Corp.
7.000%                            11/01/13       320,000        369,690
Peabody Energy Corp.
6.875%                            03/15/13        28,000         28,280
Pemex Project Funding Master
Trust
6.625%                            06/15/35       207,000        199,949
Pride International, Inc.
7.375%                            07/15/14        20,000         20,500
SandRidge Energy, Inc.
9.875%(b)                         05/15/16        80,000         83,400
Southern Natural Gas Co.
5.900%(b)                         04/01/17        30,000         30,897
8.000%                            03/01/32        75,000         88,680
Tennessee Gas Pipeline Co.
7.625%                            04/01/37       150,000        170,451
Williams, Inc.
7.500%                            01/15/31       363,000        370,762
7.750%                            06/15/31        80,000         83,886
XTO Energy, Inc.
5.500%                            06/15/18        88,000         90,814
6.750%                            08/01/37        30,000         33,373
7.500%                            04/15/12       296,000        328,180
                                                            -----------
                                                              5,515,270
                                                            -----------
FINANCIALS -- 13.0%
Allstate Life Global Funding
Trust MTN
5.375%                            04/30/13       100,000        106,440
American Express Co.
6.800%(a)                         09/01/66       115,000         97,750
American Express Credit Corp.
MTN
5.125%                            08/25/14       370,000        382,734
5.875%                            05/02/13        70,000         74,219


                                  MATURITY
                                    DATE          PAR          VALUE
                                  --------        ---          -----
FINANCIALS (CONTINUED)
American General Finance Corp.
MTN
6.900%                            12/15/17    $  320,000    $   223,802
American International Group,
Inc.
5.850%                            01/16/18        40,000         28,960
6.250%                            03/15/37       200,000         99,000
BAC Capital Trust XIV
5.630% (a)                        03/15/12        10,000          6,550
Bank of America Corp.
7.625%                            06/01/19       180,000        202,822
Bear Stearns Co., Inc.
7.250%                            02/01/18       350,000        399,715
Caterpillar Financial Services
Corp. MTN
6.200%                            09/30/13       260,000        287,945
Citigroup Funding, Inc.
1.875%                            10/22/12       650,000        651,259
2.250%                            12/10/12       940,000        952,656
Citigroup, Inc.
4.125%                            02/22/10       400,000        404,028
5.000%                            09/15/14       315,000        299,749
5.500%                            10/15/14        60,000         59,913
6.500%                            08/19/13        60,000         63,039
6.875%                            03/05/38       320,000        320,970
Countrywide Financial Corp.
6.250%                            05/15/16        50,000         50,079
Ford Motor Credit Co. LLC
5.549%(a)                         06/15/11       103,000         98,365
7.375%                            02/01/11        60,000         59,687
7.375%                            10/28/09       270,000        270,070
8.000%                            12/15/16       420,000        389,662
12.000%                           05/15/15       340,000        374,655
Forest City Enterprises, Inc.
6.500%                            02/01/17         8,000          5,120
General Electric Capital Corp.
2.625%                            12/28/12       410,000        420,066
5.625%                            05/01/18       260,000        259,188
6.375%(a)                         11/15/67       420,000        347,550
6.875%                            01/10/39       470,000        492,245
GMAC LLC
6.875%(b)                         09/15/11       354,000        334,530
7.250%(b)                         03/02/11       104,000        100,100
7.500%(b)                         12/31/13        69,000         60,375
7.750%(b)                         01/19/10       384,000        383,520
8.000%(b)                         12/31/18        41,000         30,955
Goldman Sachs Capital II
5.793%(a)                         12/29/49        20,000         14,400
Goldman Sachs Group, Inc.
6.600%                            01/15/12       290,000        314,903
7.500%                            02/15/19       140,000        160,106
HSBC Finance Corp. MTN
4.625%                            09/15/10       400,000        410,303
6.375%                            11/27/12        40,000         43,015

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                   SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


                                  MATURITY
                                    DATE          PAR          VALUE
                                  --------        ---          -----
FINANCIALS (CONTINUED)
JPMorgan Chase & Co.
5.125%                            09/15/14    $  595,000    $   619,879
5.150%                            10/01/15       200,000        207,495
5.750%                            01/02/13       195,000        208,125
Lehman Brothers Holdings
Capital Trust VII MTN
5.857%(c)                         11/29/49       200,000             20
Lehman Brothers Holdings, Inc.
MTN
6.200%(c)                         09/26/14        80,000         13,600
6.500%(c)                         07/19/17       160,000             16
6.750%(c)(e)(f)                   12/28/17       340,000             34
Merrill Lynch & Co., Inc. MTN
6.875%                            04/25/18        70,000         73,738
MetLife, Inc.
6.400%                            12/15/36        40,000         33,800
Morgan Stanley
0.960%(a)                         10/18/16        40,000         35,716
5.625%                            01/09/12       300,000        317,880
5.750%                            08/31/12        70,000         74,908
6.625%                            04/01/18       100,000        105,742
SLM Corp. MTN
5.000%                            04/15/15        10,000          7,451
5.000%                            10/01/13       355,000        282,601
5.050%                            11/14/14        50,000         36,755
5.375%                            05/15/14       345,000        264,056
5.625%                            08/01/33        35,000         21,967
SunTrust Capital VIII
6.100%(a)                         12/15/36        50,000         34,798
SunTrust Preferred Capital I
5.853%(a)                         12/15/11        11,000          7,150
Travelers Cos., Inc. (The)
6.250%(a)                         03/15/37       270,000        237,391
Unilever Capital Corp.
7.125%                            11/01/10        55,000         58,718
Ventas Realty
9.000%(g)                         05/01/12        10,000         10,500
Wachovia Capital Trust III
5.800%(a)                         03/15/11       370,000        255,300
Wachovia Corp.
5.625%                            10/15/16       690,000        720,383
Wells Fargo & Co.
5.000%                            11/15/14         5,000          5,136
5.300%                            08/26/11        90,000         95,033
Wells Fargo Capital X
5.950%                            12/15/36       100,000         86,750
                                                            -----------
                                                             13,095,387
                                                            -----------
HEALTH CARE -- 1.3%
AmerisourceBergen Corp.
5.875%                            09/15/15        20,000         21,540
Community Health Systems, Inc.
8.875%                            07/15/15        70,000         71,750


                                  MATURITY
                                    DATE          PAR          VALUE
                                  --------        ---          -----
HEALTH CARE (CONTINUED)
DaVita, Inc.
6.625%                            03/15/13    $   85,000    $    84,150
GlaxoSmithKline Capital, Inc.
5.650%                            05/15/18       380,000        416,289
HCA, Inc.
6.250%                            02/15/13        14,000         13,370
6.300%                            10/01/12        59,000         56,640
7.500%                            11/15/95        20,000         14,150
7.690%                            06/15/25        30,000         24,362
9.125%                            11/15/14        10,000         10,325
9.250%                            11/15/16        60,000         62,175
9.625%                            11/15/16        21,037         21,878
Humana, Inc.
7.200%                            06/15/18        60,000         60,724
Tenet Healthcare Corp.
9.000%(b)                         05/01/15        60,000         62,700
9.250%                            02/01/15        71,000         74,106
10.000%(b)                        05/01/18        60,000         66,150
UnitedHealth Group, Inc.
6.000%                            02/15/18        40,000         42,034
WellPoint, Inc.
5.875%                            06/15/17        20,000         21,110
Wyeth
5.950%                            04/01/37       200,000        220,249
                                                            -----------
                                                              1,343,702
                                                            -----------
INDUSTRIALS -- 1.1%
Boeing Co.
4.875%                            02/15/20        40,000         41,261
6.000%                            03/15/19       100,000        112,171
Delta Air Lines, Inc.
6.821%                            08/10/22       350,140        323,880
7.570%                            11/18/10       200,000        198,000
RailAmerica, Inc.
9.250%(b)                         07/01/17       120,000        125,700
Terex Corp.
7.375%                            01/15/14         5,000          4,950
United Parcel Service, Inc.
4.500%                            01/15/13       330,000        353,823
                                                            -----------
                                                              1,159,785
                                                            -----------
INFORMATION TECHNOLOGY -- 0.0%
Freescale Semiconductor, Inc.
8.875%                            12/15/14        20,000         15,300
                                                            -----------
MATERIALS -- 0.8%
Alcoa, Inc.
6.000%                            07/15/13       210,000        219,210
Freeport-McMoRan Copper & ,
Inc.
8.375%                            04/01/17       345,000        366,994

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                   SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


                                  MATURITY
                                    DATE          PAR          VALUE
                                  --------        ---          -----
MATERIALS (CONTINUED)
PPG Industries, Inc.

5.750%                            03/15/13    $   30,000    $    31,716
6.650%                            03/15/18        30,000         32,708
Steel Dynamics, Inc.
6.750%                            04/01/15        60,000         57,450
7.375%(b)                         11/01/12         5,000          5,050
Westlake Chemical Corp.
6.625%                            01/15/16        12,000         11,280
Weyerhaeuser Co.
6.750%                            03/15/12       105,000        109,387
                                                            -----------
                                                                833,795
                                                            -----------
TELECOMMUNICATION SERVICES -- 1.7%
AT&T, Inc.
5.100%                            09/15/14        80,000         86,253
6.550%                            02/15/39       270,000        294,365
Bellsouth Capital Funding Corp.
7.875%                            02/15/30       160,000        191,806
BellSouth Corp.
4.750%                            11/15/12        10,000         10,659
Level 3 Financing, Inc.
9.250%                            11/01/14        25,000         22,031
New Cingular Wireless Services,
Inc.
8.125%                            05/01/12        85,000         96,986
Qwest Communications
International, Inc.
7.500%                            02/15/14        28,000         27,650
Sprint Capital Corp.
6.900%                            05/01/19       230,000        205,850
8.375%                            03/15/12        40,000         41,500
8.750%                            03/15/32        25,000         23,625
Verizon Communications, Inc.
5.500%                            02/15/18       210,000        220,175
6.100%                            04/15/18       165,000        178,198
8.950%                            03/01/39       200,000        274,861
Windstream Corp.
8.625%                            08/01/16        85,000         86,913
                                                            -----------
                                                              1,760,872
                                                            -----------
UTILITIES -- 3.8%
AES Corp. (The)
7.750%                            10/15/15        70,000         70,350
7.750%                            03/01/14         3,000          3,023
8.000%                            06/01/20       240,000        238,200
8.000%                            10/15/17       400,000        404,500
8.875%                            02/15/11        19,000         19,570
9.375%                            09/15/10        63,000         64,890
Dominion Resources, Inc.
4.750%                            12/15/10        30,000         31,037
5.700%                            09/17/12       260,000        284,019
Duke Energy Carolinas LLC
5.625%                            11/30/12       380,000        419,605


                                  MATURITY
                                    DATE          PAR          VALUE
                                  --------        ---          -----
UTILITIES (CONTINUED)
Edison Mission Energy

7.000%                            05/15/17        30,000    $    25,050
7.200%                            05/15/19        80,000         64,800
7.625%                            05/15/27        40,000         28,600
7.750%                            06/15/16        30,000         26,250
Energy Future Holdings Corp.
5.550%                            11/15/14        40,000         27,298
6.500%                            11/15/24        70,000         32,376
6.550%                            11/15/34       170,000         76,468
11.250%                           11/01/17     1,505,200        993,432
Exelon Corp.
5.625%                            06/15/35       210,000        202,415
FirstEnergy Corp.
6.450%                            11/15/11         7,000          7,571
7.375%                            11/15/31       360,000        403,534
NRG Energy, Inc.
7.250%                            02/01/14        55,000         54,038
7.375%                            01/15/17        20,000         19,350
7.375%                            02/01/16        35,000         33,862
Pacific Gas & Electric Co.
5.800%                            03/01/37        10,000         10,826
6.050%                            03/01/34       220,000        244,729
8.250%                            10/15/18        20,000         25,413
Tennessee Valley Authority
5.250%                            09/15/39       100,000        105,512
                                                            -----------
                                                              3,916,718
                                                            -----------
Total Corporate Bonds
(Cost $32,297,610)                                           31,572,675
                                                            -----------
FOREIGN BONDS -- 6.7%
AUSTRALIA -- 0.3%
Rio Tinto Finance USA, Ltd.
6.500%(g)                         07/15/18       250,000        268,835
                                                            -----------
BERMUDA -- 0.0%
Intelsat Jackson Holdings, Ltd.
9.500%(g)                         06/15/16        15,000         15,750
                                                            -----------
CANADA -- 0.9%
Anadarko Finance Co.
6.750%(g)                         05/01/11       200,000        212,542
Conoco Funding Co.
7.250%(g)                         10/15/31        35,000         42,106
6.350%(g)                         10/15/11        70,000         76,706
Hydro Quebec
6.300%(g)                         05/11/11        60,000         64,724
OPTI Canada, Inc.
8.250%(g)                         12/15/14        45,000         34,875
7.875%(g)                         12/15/14        70,000         53,550

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                   SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


                                  MATURITY
                                    DATE          PAR          VALUE
                                  --------        ---          -----
CANADA (CONTINUED)
Province of Ontario, Canada
4.000%                            10/07/19    $  380,000    $   379,346
Rogers Communications, Inc.
6.750%(g)                         03/15/15        10,000         11,240
6.375%(g)                         03/01/14        10,000         11,039
Sun Media Corp.
7.625%(g)                         02/15/13        10,000          7,650
Teck Resources, Ltd.
10.750%(g)                        05/15/19        15,000         17,438
10.250%(g)                        05/15/16        10,000         11,300
9.750%(g)                         05/15/14        10,000         11,000
                                                            -----------
                                                                933,516
                                                            -----------
CAYMAN ISLANDS -- 0.7%
MUFG Capital Finance 1, Ltd.
6.346%(a)(g)                      07/25/49       100,000         92,378
Petrobras International Finance
Co.
6.125%(g)                         10/06/16       100,000        106,750
Systems 2001 AT LLC
6.664%(b)(g)                      09/15/13       277,660        275,561
Vale Overseas, Ltd.
6.875%(g)                         11/21/36       185,000        191,388
                                                            -----------
                                                                666,077
                                                            -----------
FRANCE -- 0.1%
Cie Generale de Geophysique-
Veritas
7.750%(g)                         05/15/17        70,000         69,475
7.500%(g)                         05/15/15        25,000         24,875
                                                            -----------
                                                                 94,350
                                                            -----------
JAPAN -- 0.1%
Aiful Corp.
6.000% (b)(g)                     12/12/11       200,000         80,000
                                                            -----------
LUXEMBOURG -- 1.3%
FMC Finance III SA
6.875%(g)                         07/15/17       145,000        140,650
Telecom Italia Capital SA
6.999%(g)                         06/04/18        30,000         33,153
5.250%(g)                         10/01/15       210,000        217,407
5.250%(g)                         11/15/13        35,000         36,818
4.950%(g)                         09/30/14        40,000         41,391
Tyco International Finance SA
6.750%(g)                         02/15/11        80,000         84,287
6.375%(g)                         10/15/11       100,000        107,800
6.000%(g)                         11/15/13       220,000        235,914
Tyco International, Ltd.
7.000%(g)                         12/15/19       378,000        409,200
6.875%(g)                         01/15/21       140,000        157,144
                                                            -----------
                                                              1,463,764
                                                            -----------


                                  MATURITY
                                    DATE          PAR          VALUE
                                  --------        ---          -----
MARSHALL ISLANDS -- 0.0%
Teekay Corp.
8.875%(g)                         07/15/11    $   19,000    $    19,546
                                                            -----------
MEXICO -- 0.4%
America Movil SAB de CV
5.625%(g)                         11/15/17        80,000         82,709
Kansas City Southern de Mexico
SA de CV
12.500%(b)(g)                     04/01/16        55,000         60,775
9.375%(g)                         05/01/12        20,000         20,300
Mexico Government International
Bond MTN
6.750%(g)                         09/27/34       152,000        167,200
                                                            -----------
                                                                330,984
                                                            -----------
NETHERLANDS -- 0.4%
Deutsche Telekom International
Finance BV
5.750%(g)                         03/23/16       195,000        206,757
Koninklijke KPN NV
8.000%(g)                         10/01/10       230,000        244,243
                                                            -----------
                                                                451,000
                                                            -----------
RUSSIA -- 0.9%
Russia Federation
7.500%(e)(g)                      03/31/30       811,200        880,639
                                                            -----------
UNITED KINGDOM -- 1.6%
Barclays Bank PLC
5.200%(g)                         07/10/14       200,000        211,263
5.000%(g)                         09/22/16       200,000        202,554
BP Capital Markets PLC
5.250%(g)                         11/07/13       360,000        394,354
British Telecommunications PLC
9.125%(e)(g)                      12/15/10       140,000        150,735
Diageo Capital PLC
7.375%(g)                         01/15/14       390,000        451,971
Royal Bank of Scotland Group
PLC
7.640%(a)(g)                      09/29/17       100,000         49,000
5.050%(g)                         01/08/15        60,000         53,826
5.000%(g)                         10/01/14        30,000         27,133
Royal Bank of Scotland Group
PLC
5.000%(g)                         11/12/13        60,000         55,021
                                                            -----------
                                                              1,595,857
                                                            -----------
Total Foreign Bonds
(Cost $6,628,159)                                             6,800,318
                                                            -----------

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                   SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


                                  MATURITY
                                    DATE          PAR          VALUE
                                  --------        ---          -----
PREFERRED STOCK -- 0.2%
Federal Home Loan Mortgage
Corp., Ser Z                                      14,850    $    26,878
Federal National Mortgage
Association, Ser O                                   500          1,375
Federal National Mortgage
Association, Ser S                                10,775         17,348
GMAC LLC Preferred Blocker,
Inc.                                                 164         95,371
Motors Liquidation Co., Ser B                      6,250         22,500
Motors Liquidation Co., Ser C                      2,000          7,200
                                                            -----------
Total Preferred Stock (Cost $878,186)                           170,672
                                                            -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 7.5%
FEDERAL HOME LOAN BANK
0.787%                            09/16/14       480,000        480,077
5.000%                            11/17/17       250,000        273,107
FEDERAL NATIONAL MORTGAGE ASSOCIATION
0.351%(d)                         10/30/09     5,000,000      4,999,840
5.000%                            03/15/16       490,000        541,160
5.125%                            01/02/14       500,000        530,500
5.250%                            08/01/12       280,000        299,244
7.519%                            10/09/19       800,000        447,168
                                                            -----------
Total U.S. Government & Agency Obligations
(Cost $7,548,181)                                             7,571,096
                                                            -----------
U.S. TREASURY OBLIGATIONS -- 23.5%
United States Treasury Bill
0.180%(f)                         10/29/09     7,000,000      6,999,671
U.S. Treasury Bond
4.500%                            08/15/39       100,000        107,813
4.250%                            05/15/39     1,980,000      2,048,371
3.500%                            02/15/39       469,000        424,885
U.S. Treasury Inflationary Protection
Securities
4.250%                            01/15/10       640,195        646,197
3.875%                            04/15/29       432,429        556,752
3.625%                            04/15/28       332,973        411,637
2.375%                            01/15/27       528,764        555,698
2.000%                            07/15/14       102,855        106,905
2.000%                            01/15/26     1,242,737      1,240,018
1.750%                            01/15/28       822,616        788,169
1.625%                            01/15/15       112,817        114,932
0.875%                                         1,114,368      1,114,716
                                  04/15/10
U.S. Treasury Notes
3.625%                            08/15/19     1,550,000      1,590,929
3.125%                            05/15/19     1,132,000      1,113,870
3.000%                            09/30/16     5,870,000      5,893,386
Total U.S. Treasury Obligations
                                                            -----------
(Cost $23,490,463)                                           23,713,949
                                                            -----------


                                  MATURITY
                                    DATE          PAR          VALUE
                                  --------        ---          -----
CASH EQUIVALENT -- 2.0%
PNC Institutional Money Market
Trust, 0.050% (f)
(Cost $1,992,247)                              1,992,247      1,992,247
                                                            -----------
Total Investments- 99.0%
(Cost $108,678,984)+                                        100,112,876
Other Assets & Liabilities, Net - 1.0%                        1,003,148
                                                            -----------
NET ASSETS - 100.0%                                        $101,116,024
                                                           ============


At September 30, 2009, the Income Fund had the following open forward currency contracts:


                                                             UNREALIZED
                                                            APPRECIATION
                                                           (DEPRECIATION)
SETTLEMENT DATE  CURRENCY TO DELIVER  CURRENCY TO RECEIVE  ($ THOUSANDS)
---------------  -------------------  -------------------- ----------------
11/19/09         CAD     401,291      USD     369,164      $       (5,915)
11/19/09         EUR   1,776,734      USD   2,558,514             (40,899)
11/19/09         USD     371,743      CAD     401,291               3,337
11/19/09         USD   2,533,232      EUR   1,776,734              66,182
                                                           --------------
                                                           $       22,705
                                                           ==============


FORWARD COMMITMENT

 Description   Interest Rate   Delivery Date     Principal Amount      Value
--------------------------------------------------------------------------------
 TBA PURCHASE COMMITMENTS AT SEPTEMBER 30, 2009 -- 24.0% (COST PAYABLE $16,137,953)
 FNMA          5.000%          10/14/2009        $   1,537,031         $1,549,218
 FNMA          5.000%          10/14/2009            2,252,422          2,272,186
 FNMA          5.000%          10/14/2009            5,529,469          5,577,185
 FNMA          5.000%          10/19/2009            2,711,313          2,725,939
 FNMA          5.000%          10/21/2009               97,688             98,875
 GNMA          5.000%          10/21/2009              307,793            310,406
 GNMA          5.000%          10/21/2009            1,230,375          1,241,626
 FNMA          4.500%          10/19/2009              827,000            828,250
 GNMA          4.000%          10/14/2009              512,051            516,563
 GNMA          4.000%          10/21/2009              195,156            197,750
 GNMA          4.000%          10/21/2009              487,656            494,375
 FNMA          2.050%          10/21/2009              450,000            450,000
                                                                      -----------
                                                                      $16,262,373


TBA SALE COMMITMENTS AT SEPTEMBER 30, 2009 -- (2.4)% (PROCEEDS RECEIVABLE $838,156)

FNMA           5.000%          10/19/2009             (838,156)         (838,750)
                                                                      -----------
                                                                      $ (838,750)


CAD -- Canadian Dollar
Cnv -- Convertible
EUR -- Euro
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note
NA -- National Association
PLC -- Public Limited Company
Ser -- Series
TBA -- To Be Announced
USD -- United States Dollar

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                   SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


(a) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of September 30, 2009. The date reported on the Schedule of Investments is the next reset date.

(b) Securities sold within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(c)  Security is in default on interest payments.

(d)  Discount Note. The rate shown is the effective yield at time of purchase.

(e) Step Bonds - The rate shown is the effective yield on September 30, 2009. The coupon on a step bond changes on a specified date.

(f)  The rate shown is the 7-day effective yield as of September 30, 2009.

(g)  Foreign security denominated in U.S. currency.

(h) Inflation protected security. Principal amount periodically adjusted for inflation.

(i) Securities considered illiquid. The total value of such securities as of September 30, 2009 was $57,533 and represented 0.06% of Net Assets.

+    Non-income producing security.

++ At September 30, 2009, the tax basis cost of the Fund's investments was $108,678,984 , and the unrealized appreciation and depreciation were $3,238,218 and $(11,804,326), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi- annual and annual financial statements.

     See end of Form N-Q Filing for inputs used in valuing the Fund's investments at September 30, 2009.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                        SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                             (UNAUDITED)


    SHARES                                                     VALUE
    ------                                                      -----
COMMON STOCK -- 100.3% ++
CONSUMER DISCRETIONARY -- 13.5%
         152 1-800-Flowers.com, Inc., Class A + .....  $          524
       1,404 99 Cents Only Stores + .................          18,884
          80 AFC Enterprises, Inc. + ................             674
         640 Ambassadors Group, Inc .................          10,016
       1,084 American Apparel, Inc. + ...............           3,805
         618 American Public Education, Inc. + ......          21,469
         201 America's Car-Mart, Inc. + .............           4,814
         702 Amerigon, Inc. + .......................           5,160
         872 Ameristar Casinos, Inc .................          13,760
         902 Arbitron, Inc ..........................          18,726
         251 ArvinMeritor, Inc ......................           1,963
       1,854 Bally Technologies, Inc. + .............          71,138
         789 Bebe Stores, Inc .......................           5,807
         188 Benihana, Inc., Class A + ..............           1,077
         732 Big 5 Sporting Goods Corp ..............          11,053
         667 BJ's Restaurants, Inc. + ...............           9,998
         431 Blue Nile, Inc. + ......................          26,774
          16 Blyth, Inc .............................             620
          25 Books-A-Million, Inc., Class A .........             301
         472 Bridgepoint Education, Inc. + ..........           7,203
         798 Buckle, Inc. (The) .....................          27,244
         613 Buffalo Wild Wings, Inc. + .............          25,507
         658 California Pizza Kitchen, Inc. + .......          10,278
       3,054 Capella Education Co. + ................         205,656
         232 Caribou Coffee Co., Inc. + .............           1,675
         304 Carmike Cinemas, Inc. + ................           3,073
         358 Carrols Restaurant Group, Inc. + .......           2,706
       1,515 Carter's, Inc. + .......................          40,450
         942 Cato Corp. (The), Class A ..............          19,113
         784 CEC Entertainment, Inc. + ..............          20,274
         487 Charlotte Russe Holding, Inc. + ........           8,522
         238 Charming Shoppes, Inc. + ...............           1,169
       2,046 Cheesecake Factory (The) + .............          37,892
         259 Cherokee, Inc ..........................           6,208
         812 Childrens Place Retail Stores, Inc.
             (The) + ................................          24,328
         146 China Automotive Systems, Inc. + .......           1,356
         999 ChinaCast Education Corp. + ............           7,263
         146 Christopher & Banks Corp ...............             988
         993 Cinemark Holdings, Inc .................          10,287
         500 Citi Trends, Inc. + ....................          14,235
       1,661 CKE Restaurants, Inc ...................          17,424
       1,977 CKX, Inc. + ............................          13,266
       1,028 Coinstar, Inc. + .......................          33,903
      24,613 Coldwater Creek, Inc. + ................         201,827
         951 Collective Brands, Inc. + ..............          16,481
       2,007 Cooper Tire & Rubber Co ................          35,283
          91 Core-Mark Holding Co., Inc. + ..........           2,603
       2,725 Corinthian Colleges, Inc. + ............          50,576
         171 CPI Corp ...............................           2,132
         567 Cracker Barrel Old Country Store, Inc ..          19,505
       1,001 CROCS, Inc. + ..........................           6,657
         129 Crown Media Holdings, Inc., Class A + ..             201
         447 Deckers Outdoor Corp. + ................          37,928
       3,246 Denny's Corp. + ........................           8,634
         161 Destination Maternity Corp. + ..........           2,919
         599 DineEquity, Inc ........................          14,825
       1,020 Dolan Media Co. + ......................          12,230
         117 Domino's Pizza, Inc. + .................           1,034
          62 Dorman Products, Inc. + ................             931
         456 Dover Downs Gaming & Entertainment,
             Inc ....................................           2,599


    SHARES                                                 VALUE
    ------                                                 -----
CONSUMER DISCRETIONARY (CONTINUED)
         396 Dress Barn, Inc. + .....................  $        7,100
         378 Drew Industries, Inc. + ................           8,199
       2,930 Drugstore.com, Inc. + ..................           7,120
          24 DSW, Inc., Class A + ...................             383
         150 Einstein Noah Restaurant Group, Inc. + .           1,806
      13,301 Exide Technologies + ...................         106,009
         496 FGX International Holdings, Ltd. + .....           6,919
         785 Finish Line, Inc., Class A .............           7,976
       1,597 Fossil, Inc. + .........................          45,435
         409 Fred's, Inc., Class A ..................           5,206
          12 Frisch's Restaurants, Inc ..............             311
         426 Fuel Systems Solutions, Inc.    + ......          15,332
       4,113 Fuqi International, Inc. + .............         120,429
         155 G-III Apparel Group, Ltd. + ............           2,193
          70 Global Sources, Ltd. + .................             481
       9,549 Grand Canyon Education, Inc. + .........         170,259
          75 Great Wolf Resorts, Inc. + .............             268
       4,632 Gymboree Corp. + .......................         224,096
          34 Hawk Corp., Class A + ..................             466
         373 hhgregg, Inc. + ........................           6,319
      10,900 Hibbett Sports, Inc. + .................         198,707
       5,827 Home Inns & Hotels Management, Inc.
             ADR + ..................................         173,936
         899 HOT Topic, Inc. + ......................           6,733
         953 Hovnanian Enterprises, Inc., Class A + .           3,660
       1,352 HSN, Inc. + ............................          22,010
       1,266 Interval Leisure Group, Inc. + .........          15,800
         661 iRobot Corp. + .........................           8,137
         528 Isle of Capri Casinos, Inc. + ..........           6,225
       1,712 J. Crew Group, Inc. + ..................          61,324
       1,943 Jack in the Box, Inc. + ................          39,812
         336 Jo-Ann Stores, Inc. + ..................           9,015
         623 JOS A Bank Clothiers, Inc. + ...........          27,892
         804 K12, Inc. + ............................          13,250
         422 Kirkland's, Inc. + .....................           6,013
         354 Knology, Inc. + ........................           3,452
       1,965 Krispy Kreme Doughnuts, Inc. + .........           7,015
         502 K-Swiss, Inc., Class A .................           4,413
         197 Lakes Entertainment, Inc. + ............             656
         243 Leapfrog Enterprises, Inc., Class A + ..             999
         269 Learning Tree International, Inc. + ....           3,064
         119 Life Time Fitness, Inc. + ..............           3,338
         330 Lincoln Educational Services Corp. + ...           7,550
       2,221 Liz Claiborne, Inc .....................          10,949
         444 LodgeNet Interactive Corp. + ...........           3,352
       1,384 Lululemon Athletica, Inc. + ............          31,486
         492 Lumber Liquidators, Inc. + .............          10,671
          73 M/I Homes, Inc. + ......................             992
          69 Mac-Gray Corp. + .......................             744
         642 Maidenform Brands, Inc. + ..............          10,310
          59 Marcus Corp ............................             755
         773 Martha Stewart Living Omnimedia,
             Class A + ..............................           4,839
       1,036 Matthews International Corp., Class A ..          36,654
          50 McCormick & Schmick's Seafood
             Restaurants, Inc. + ....................             372
         442 Mediacom Communications Corp.,
             Class A + ..............................           2,546
       7,681 Men's Wearhouse, Inc. (The) ............         189,721
         477 Midas, Inc. + ..........................           4,484
         225 Monarch Casino & Resort, Inc. + ........           2,421
         568 Monro Muffler Brake, Inc ...............          18,057
         471 Morgans Hotel Group Co. + ..............           2,553
         215 Multimedia Games, Inc. + ...............           1,101

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                         SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


    SHARES                                                 VALUE
    ------                                                 -----
CONSUMER DISCRETIONARY (CONTINUED)
          90 National CineMedia, Inc ................  $        1,527
         164 National Presto Industries, Inc ........          14,188
         253 NIVS IntelliMedia Technology Group,
             Inc. + .................................             678
         125 Nobel Learning Communities, Inc. + .....           1,173
       1,045 NutriSystem, Inc .......................          15,947
       1,852 OfficeMax, Inc .........................          23,298
         519 Orbitz Worldwide, Inc. + ...............           3,207
          58 Outdoor Channel Holdings, Inc. + .......             379
         534 Overstock.com, Inc. + ..................           7,834
         293 Oxford Industries, Inc .................           5,772
         604 Papa John's International, Inc. + ......          14,840
         388 Peet's Coffee & Tea, Inc. + ............          10,953
         795 PetMed Express, Inc ....................          14,986
         808 PF Chang's China Bistro, Inc. + ........          27,448
      14,441 Pinnacle Entertainment, Inc. + .........         147,154
         703 Playboy Enterprises, Inc., Class B + ...           2,123
       1,043 Polaris Industries, Inc ................          42,533
         888 Pool Corp ..............................          19,731
         251 Pre-Paid Legal Services, Inc. + ........          12,751
          25 Primedia, Inc ..........................              63
         470 Princeton Review, Inc. + ...............           1,974
       1,521 Raser Technologies, Inc. + .............           2,327
       1,216 RCN Corp. + ............................          11,309
         115 Reading International, Inc., Class A + .             473
       7,059 Red Robin Gourmet Burgers, Inc. + ......         144,145
         322 Rentrak Corp. + ........................           5,751
         533 Ruth's Hospitality Group, Inc. + .......           2,249
         764 Sally Beauty Holdings, Inc. + ..........           5,432
         225 Sealy Corp. + ..........................             720
       1,801 Shuffle Master, Inc. + .................          16,965
       7,752 Shutterfly, Inc. + .....................         128,916
       1,786 Smith & Wesson Holding Corp. + .........           9,341
      11,862 Sonic Automotive, Inc., Class A ........         124,551
       1,891 Sonic Corp. + ..........................          20,914
       2,091 Sotheby's ..............................          36,028
          88 Sport Supply Group, Inc ................             897
         372 Stamps.com, Inc. + .....................           3,441
         285 Standard Motor Products, Inc ...........           4,332
         815 Stein Mart, Inc. + .....................          10,359
         245 Steiner Leisure, Ltd. + ................           8,761
         533 Steven Madden, Ltd. + ..................          19,620
         606 Sturm Ruger & Co., Inc .................           7,842
         106 Systemax, Inc. + .......................           1,286
         497 Talbots, Inc ...........................           4,587
       2,550 Tempur-Pedic International, Inc ........          48,297
       1,702 Texas Roadhouse, Inc., Class A + .......          18,075
      13,689 Ticketmaster Entertainment, Inc. + .....         160,024
         952 Timberland Co., Class A + ..............          13,252
         415 Town Sports International Holdings,
             Inc. + .................................           1,042
       1,222 Tractor Supply Co. + ...................          59,169
         863 True Religion Apparel, Inc. + ..........          22,378
       2,132 Tupperware Brands Corp .................          85,109
          71 Tween Brands, Inc. + ...................             596
         941 Ulta Salon Cosmetics & Fragrance, Inc. +          15,536
       1,128 Under Armour, Inc., Class A + ..........          31,392
          91 Unifirst Corp ..........................           4,045
         346 Universal Electronics, Inc. + ..........           7,065
         672 Universal Technical Institute, Inc. + ..          13,238
         305 Universal Travel Group + ...............           3,935
          37 US Auto Parts Network, Inc. + ..........             202
       1,315 Valassis Communications, Inc. + ........          23,512
          46 Value Line, Inc ........................           1,420


    SHARES                                                 VALUE
    ------                                                 -----
CONSUMER DISCRETIONARY (CONTINUED)
         642 Volcom, Inc. + .........................  $       10,580
       1,559 Warnaco Group, Inc. (The) + ............          68,378
       3,275 Wet Seal, Inc. (The), Class A + ........          12,379
         238 Weyco Group, Inc .......................           5,450
         126 Winnebago Industries ...................           1,853
       1,674 Wolverine World Wide, Inc ..............          41,582
         500 Wonder Auto Technology, Inc. + .........           6,000
         576 World Wrestling Entertainment, Inc.,
             Class A ................................           8,070
         995 Youbet.com, Inc. + .....................           2,090
       9,430 Zumiez, Inc. + .........................         154,746
                                                       --------------
                                                            4,632,483
                                                       --------------
CONSUMER STAPLES -- 4.1%
         914 AgFeed Industries, Inc. + ..............           4,881
         109 Alico, Inc .............................           3,203
       2,031 Alliance One International, Inc. + .....           9,099
         272 American Dairy, Inc. + .................           7,706
         508 American Italian Pasta Co., Class A + ..          13,807
         735 American Oriental Bioengineering, Inc. +           3,572
          41 Arden Group, Inc., Class A .............           4,899
         175 B&G Foods, Inc., Class A ...............           1,433
       2,253 Bare Escentuals, Inc. + ................          26,788
         300 Boston Beer Co., Inc., Class A + .......          11,124
         355 Calavo Growers, Inc ....................           6,738
         461 Cal-Maine Foods, Inc ...................          12,341
       1,057 Casey's General Stores, Inc ............          33,169
         624 Chattem, Inc. + ........................          41,440
         355 China Sky One Medical, Inc. + ..........           4,682
         248 China-Biotics, Inc. + ..................           3,968
         144 Coca-Cola Bottling Co. Consolidated ....           6,974
       2,774 Darling International, Inc. + ..........          20,389
         439 Diamond Foods, Inc .....................          13,925
       4,875 Diedrich Coffee, Inc. + ................         117,244
          97 Farmer Bros Co .........................           2,008
         515 Female Health Co. + ....................           2,601
       9,686 Green Mountain Coffee Roasters, Inc. + .         715,214
         370 Hain Celestial Group, Inc. + ...........           7,093
         279 HQ Sustainable Maritime Industries,
             Inc. + .................................           2,455
          91 Inter Parfums, Inc .....................           1,111
         483 J&J Snack Foods Corp ...................          20,861
         654 Lancaster Colony Corp ..................          33,531
         946 Lance, Inc .............................          24,426
         165 Lifeway Foods, Inc. + ..................           1,813
         441 Medifast, Inc. + .......................           9,579
         187 National Beverage Corp. + ..............           2,152
       1,683 Nu Skin Enterprises, Inc., Class A .....          31,186
          23 Nutraceutical International Corp. + ....             259
         165 Orchids Paper Products Co. + ...........           3,300
         513 Overhill Farms, Inc. + .................           3,104
          89 Pantry, Inc. (The) + ...................           1,396
         544 Pricesmart, Inc ........................          10,200
         288 Revlon, Inc., Class A + ................           1,400
         262 Ruddick Corp ...........................           6,974
         692 Sanderson Farms, Inc ...................          26,047
          51 Schiff Nutrition International, Inc ....             266
       1,623 Smart Balance, Inc. + ..................           9,965
       2,574 Star Scientific, Inc. + ................           2,394
          39 Susser Holdings Corp. + ................             490
         612 Synutra International, Inc. + ..........           8,390
         823 Tootsie Roll Industries, Inc ...........          19,571
       1,462 United Natural Foods, Inc. + ...........          34,971
          63 Universal Corp                                     2,634

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                         SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


    SHARES                                                 VALUE
    ------                                                 -----
CONSUMER STAPLES (CONTINUED)
         213 USANA Health Sciences, Inc. + ..........  $        7,265
       1,322 Vector Group, Ltd ......................          20,596
         201 Village Super Market, Inc., Class A ....           5,923
         391 WD-40 Co ...............................          11,105
          69 Weis Markets, Inc ......................           2,205
         669 Zhongpin, Inc. + .......................           9,848
                                                       --------------
                                                            1,389,715
                                                       --------------
ENERGY -- 4.7%
          27 Alon USA Energy, Inc ...................             268
         311 Apco Oil and Gas International, Inc ....           7,128
         138 Approach Resources, Inc. + .............           1,253
       1,301 Arena Resources, Inc. + ................          46,185
         559 Atlas Energy, Inc ......................          15,132
         176 ATP Oil & Gas Corp. + ..................           3,149
          97 Bolt Technology Corp. + ................           1,219
       2,451 BPZ Resources, Inc. + ..................          18,432
      10,659 Brigham Exploration Co. + ..............          96,784
         355 Cal Dive International, Inc. + .........           3,511
         604 CARBO Ceramics, Inc ....................          31,136
         950 Carrizo Oil & Gas, Inc. + ..............          23,265
         587 Cheniere Energy, Inc. + ................           1,720
       1,185 Clean Energy Fuels Corp. + .............          17,076
       7,457 Comstock Resources, Inc. + .............         298,877
         391 Contango Oil & Gas Co. + ...............          19,964
         194 CREDO Petroleum Corp. + ................           1,963
         269 Cubic Energy, Inc. + ...................             253
          58 CVR Energy, Inc. + .....................             721
       3,190 Delta Petroleum Corp. + ................           5,582
         990 Dril-Quip, Inc. + ......................          49,144
       3,629 Endeavour International Corp. + ........           4,391
         570 ENGlobal Corp. + .......................           2,348
       4,414 Evergreen Energy, Inc. + ...............           2,737
       1,420 FX Energy, Inc. + ......................           4,587
         135 Geokinetics, Inc. + ....................           2,862
         429 GMX Resources, Inc. + ..................           6,740
         704 Golar LNG, Ltd .........................           7,786
          24 Gulf Island Fabrication, Inc ...........             450
         407 Gulfmark Offshore, Inc. + ..............          13,325
         817 Gulfport Energy Corp. + ................           7,141
         292 Hercules Offshore, Inc. + ..............           1,434
         203 ION Geophysical Corp. + ................             715
          37 Isramco, Inc. + ........................           4,834
         940 James River Coal Co. + .................          17,963
       3,306 Lufkin Industries, Inc .................         175,813
         263 Matrix Service Co. + ...................           2,859
       2,583 McMoRan Exploration Co. + ..............          19,502
         126 NATCO Group, Inc., Class A + ...........           5,579
          40 Natural Gas Services Group, Inc. + .....             705
         934 Northern Oil and Gas, Inc. + ...........           7,846
         244 Panhandle Oil and Gas, Inc., Class A ...           5,212
         240 PHI, Inc. + ............................           4,867
         287 Pioneer Drilling Co. + .................           2,107
          19 PrimeEnergy Corp. + ....................             545
         605 Rex Energy Corp. + .....................           5,052
       7,079 Rosetta Resources, Inc. + ..............         103,990
         958 RPC, Inc ...............................          10,040
         902 Ship Finance International, Ltd ........          11,086
       2,286 Sulphco, Inc. + ........................           3,132
      12,327 Superior Energy Services, Inc. + .......         277,604
       5,247 Swift Energy Co. + .....................         124,249
       2,122 Syntroleum Corp. + .....................           5,729
         357 Teekay Tankers, Ltd., Class A ..........           2,981
       1,370 Tetra Technologies, Inc. + .............          13,275


    SHARES                                                 VALUE
    ------                                                 -----
ENERGY (CONTINUED)
         321 TGC Industries, Inc. + .................  $        1,557
         622 Toreador Resources Corp ................           6,214
       1,238 Uranerz Energy Corp. + .................           2,835
       1,471 Uranium Energy Corp. + .................           4,339
         124 Vaalco Energy, Inc .....................             570
         196 Venoco, Inc. + .........................           2,256
       1,098 W&T Offshore, Inc ......................          12,858
       1,065 Warren Resources, Inc. + ...............           3,152
          70 Westmoreland Coal Co. + ................             569
       1,344 Willbros Group, Inc. + .................          20,469
       1,004 World Fuel Services Corp ...............          48,262
         404 Zion Oil & Gas, Inc. + .................           3,943
                                                       --------------
                                                            1,609,272
                                                       --------------
FINANCIALS -- 7.5%
         312 Acadia Realty Trust ....................           4,702
       1,377 Advance America Cash Advance Centers,
             Inc ....................................           7,711
       2,915 Affiliated Managers Group, Inc. + ......         189,504
          44 Alexander's, Inc .......................          13,019
          31 American Safety Insurance Holdings,
             Ltd. + .................................             490
         101 Ames National Corp .....................           2,435
         107 Amtrust Financial Services, Inc ........           1,221
         197 Arrow Financial Corp ...................           5,369
         199 Asset Acceptance Capital Corp. + .......           1,443
          63 Associated Estates Realty Corp .........             606
         445 Assured Guaranty, Ltd ..................           8,642
         138 Bank of Marin Bancorp ..................           4,323
          29 Bank of the Ozarks, Inc ................             769
         715 BGC Partners, Inc., Class A ............           3,060
         174 Bridge Bancorp, Inc ....................           4,233
      17,883 Broadpoint Gleacher Securities, Inc. + .         149,144
         488 Brookline Bancorp, Inc .................           4,743
          50 Brooklyn Federal Bancorp, Inc ..........             610
          42 Bryn Mawr Bank Corp ....................             734
          51 Calamos Asset Management, Inc., Class A              666
         455 Cardinal Financial Corp ................           3,745
         319 Cardtronics, Inc. + ....................           2,495
         718 Cathay General Bancorp .................           5,808
          64 Centerstate Banks, Inc .................             505
          20 Cheviot Financial Corp .................             171
          34 Citizens Holding Co ....................             900
         829 Citizens, Inc. + .......................           5,256
          50 City Holding Co ........................           1,490
          33 Clifton Savings Bancorp, Inc ...........             323
         139 CNB Financial Corp .....................           2,387
         275 Cohen & Steers, Inc ....................           6,600
         236 CompuCredit Holdings Corp. + ...........           1,111
         541 Crawford & Co., Class B + ..............           2,386
         189 Credit Acceptance Corp. + ..............           5,965
          67 Diamond Hill Investment Group, Inc .....           3,884
         700 Dollar Financial Corp. + ...............          11,214
         552 Duff & Phelps Corp., Class A ...........          10,576
         477 DuPont Fabros Technology, Inc ..........           6,358
         522 EastGroup Properties, Inc ..............          19,951
         842 eHealth, Inc. + ........................          12,226
         183 Enterprise Financial Services Corp .....           1,693
         377 Epoch Holding Corp .....................           3,299
         533 Equity Lifestyle Properties, Inc .......          22,807
       5,951 Evercore Partners, Inc., Class A .......         173,888
       1,540 Ezcorp, Inc., Class A + ................          21,036
         186 FBL Financial Group, Inc., Class A .....           3,614
          51 FBR Capital Markets Corp. + ............             302

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                         SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


    SHARES                                                 VALUE
    ------                                                 -----
FINANCIALS (CONTINUED)
         317 Financial Federal Corp .................  $        7,824
         782 First Cash Financial Services, Inc. + ..          13,396
         384 First Financial Bankshares, Inc ........          18,993
         233 First Mercury Financial Corp ...........           3,103
          29 First of Long Island Corp ..............             771
         144 GAMCO Investors, Inc., Class A .........           6,581
         237 Getty Realty Corp ......................           5,816
       2,183 GFI Group, Inc .........................          15,783
          78 Great Southern Bancorp, Inc ............           1,849
          12 Hallmark Financial Services + ..........              96
         109 Hancock Holding Co .....................           4,095
          14 Heritage Financial Group ...............             116
         141 International Assets Holding Corp. + ...           2,328
         134 Investors Bancorp, Inc. + ..............           1,422
         123 Investors Real Estate Trust ............           1,112
          47 JMP Group, Inc .........................             454
         552 KBW, Inc. + ............................          17,785
         120 Kearny Financial Corp ..................           1,250
          16 Kentucky First Federal Bancorp .........             200
       1,608 Knight Capital Group, Inc., Class A + ..          34,974
          65 Kohlberg Capital Corp ..................             392
         250 Life Partners Holdings, Inc ............           4,475
          85 LTC Properties, Inc ....................           2,043
         151 Main Street Capital Corp ...............           2,149
       1,080 MarketAxess Holdings, Inc. + ...........          13,014
          36 Metro Bancorp, Inc. + ..................             438
      36,765 MF Global, Ltd. + ......................         267,282
         480 Mid-America Apartment Communities,
             Inc ....................................          21,662
      10,717 MSCI, Inc., Class A + ..................         317,437
         241 Nara Bancorp, Inc ......................           1,675
          45 National Health Investors, Inc .........           1,424
         197 Nelnet, Inc., Class A + ................           2,451
         225 NewStar Financial, Inc. + ..............             740
         519 Omega Healthcare Investors, Inc ........           8,314
       1,438 optionsXpress Holdings, Inc ............          24,849
         273 Oritani Financial Corp .................           3,724
          83 Orrstown Financial Services, Inc .......           3,207
          22 Park National Corp .....................           1,283
          46 Peapack Gladstone Financial Corp .......             739
          75 Penns Woods Bancorp, Inc ...............           2,401
         417 Penson Worldwide, Inc. + ...............           4,062
         392 Phoenix Cos., Inc. (The) ...............           1,274
         251 Pico Holdings, Inc. + ..................           8,371
       3,643 Portfolio Recovery Associates, Inc. + ..         165,137
         709 Potlatch Corp ..........................          20,171
       8,650 PrivateBancorp, Inc ....................         211,579
         112 Prudential Bancorp, Inc. of Pennsylvania           1,124
         167 PS Business Parks, Inc .................           8,571
         262 Pzena Investment Management, Inc.,
             Class A ................................           2,141
         116 QC Holdings, Inc .......................             783
         340 Redwood Trust, Inc .....................           5,270
          30 Republic Bancorp, Inc., Class A ........             599
          64 Rewards Network, Inc. + ................             879
         749 Riskmetrics Group, Inc. + ..............          10,950
         265 RLI Corp ...............................          13,987
         116 Roma Financial Corp ....................           1,442
         158 S.Y. Bancorp, Inc ......................           3,648
         255 Safeguard Scientifics, Inc. + ..........           2,797
          56 Safety Insurance Group, Inc ............           1,843
         136 Saul Centers, Inc ......................           4,366
       7,606 Signature Bank + .......................         220,574
         101 Southside Bancshares, Inc ..............           2,274


    SHARES                                                 VALUE
    ------                                                 -----
FINANCIALS (CONTINUED)
         107 Starwood Property Trust, Inc ...........  $        2,167
       1,007 Stifel Financial Corp. + ...............          55,284
         221 Suffolk Bancorp ........................           6,544
         106 SVB Financial Group + ..................           4,587
          49 SWS Group, Inc .........................             706
         659 Tanger Factory Outlet Centers ..........          24,607
         370 Tejon Ranch Co. + ......................           9,502
         114 Texas Capital Bancshares, Inc. + .......           1,920
          72 Thomas Weisel Partners Group, Inc. + ...            385
         104 Tompkins Financial Corp ................           4,545
       1,223 Tower Group, Inc .......................          29,829
      13,054 TradeStation Group, Inc. + .............         106,390
         950 Trustco Bank Corp ......................           5,938
         383 U.S. Global Investors, Inc., Class A ...           4,722
          71 UMH Properties, Inc ....................             579
          94 United Financial Bankcorp, Inc .........           1,089
         202 Universal Health Realty Income Trust ...           6,575
         254 Universal Insurance Holdings, Inc ......           1,278
         345 ViewPoint Financial Group ..............           4,844
         220 Washington Real Estate Investment Trust            6,336
         562 Westamerica Bancorporation .............          29,224
         171 Westwood Holdings Group, Inc ...........           5,934
          41 Wilshire Bancorp, Inc ..................             301
                                                       --------------
                                                            2,556,189
                                                       --------------
HEALTH CARE -- 19.2%
         746 Abaxis, Inc. + .........................          19,956
       1,048 Abiomed, Inc. + ........................          10,176
         903 Accelrys, Inc. + .......................           5,237
       1,324 Accuray, Inc. + ........................           8,606
       1,294 Acorda Therapeutics, Inc. + ............          30,124
         277 Acura Pharmaceuticals, Inc. + ..........           1,416
         823 Adolor Corp. + .........................           1,309
         470 Affymax, Inc. + ........................          11,228
       2,059 Affymetrix, Inc. + .....................          18,078
         370 Air Methods Corp. + ....................          12,051
       1,894 Akorn, Inc. + ..........................           2,595
       1,984 Align Technology, Inc. + ...............          28,212
       3,217 Alkermes, Inc. + .......................          29,564
         823 Alliance HealthCare Services, Inc. + ...           4,658
         229 Allied Healthcare International, Inc. +              641
          34 Allion Healthcare, Inc. + ..............             199
       2,123 Allos Therapeutics, Inc. + .............          15,392
         245 Almost Family, Inc. + ..................           7,289
       6,744 Alnylam Pharmaceuticals, Inc. + ........         152,954
         994 Alphatec Holdings, Inc. + ..............           4,572
         580 AMAG Pharmaceuticals, Inc. + ...........          25,334
         879 Amedisys, Inc. + .......................          38,351
         281 America Service Group, Inc .............           4,648
         335 American Caresource Holdings, Inc. + ...           1,464
         157 American Dental Partners, Inc. + .......           2,198
       2,513 American Medical Systems Holdings,
             Inc. + .................................          42,520
       1,801 AMERIGROUP Corp. + .....................          39,928
         876 AMICAS, Inc. + .........................           3,154
         515 Amicus Therapeutics, Inc. + ............           4,506
       1,085 AMN Healthcare Services, Inc. + ........          10,318
         283 Analogic Corp ..........................          10,477
         235 Angiodynamics, Inc. + ..................           3,238
         484 Ardea Biosciences, Inc. + ..............           8,867
       2,699 Arena Pharmaceuticals, Inc. + ..........          12,065
       2,931 Ariad Pharmaceuticals, Inc. + ..........           6,507
         736 Arqule, Inc. + .........................           3,341
       1,612 Array Biopharma, Inc. + ................           3,837

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                         SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


    SHARES                                                 VALUE
    ------                                                 -----
HEALTH CARE (CONTINUED)
         683 ARYx Therapeutics, Inc. + ..............  $        2,138
          59 Aspect Medical Systems, Inc. + .........             707
       1,141 athenahealth, Inc. + ...................          43,780
          52 Atrion Corp ............................           7,509
       1,588 ATS Medical, Inc. + ....................           4,256
       1,454 Auxilium Pharmaceuticals, Inc. + .......          49,741
       2,041 AVANIR Pharmaceuticals, Inc., Class A +            4,245
       2,593 AVI BioPharma, Inc. + ..................           4,460
         704 BioCryst Pharmaceuticals, Inc. + .......           5,801
         456 Biodel, Inc. + .........................           2,449
         295 BioDelivery Sciences International,
             Inc. + .................................           1,416
         421 BioMimetic Therapeutics, Inc. + ........           5,140
         403 Bio-Reference Labs, Inc. + .............          13,863
       1,399 BioScrip, Inc. + .......................           9,457
         123 Biospecifics Technologies Corp. + ......           3,937
         980 BMP Sunstone Corp. + ...................           3,989
         579 Bovie Medical Corp. + ..................           4,545
       1,664 Bruker Corp. + .........................          17,755
       9,971 Cadence Pharmaceuticals, Inc. + ........         110,279
         896 Cambrex Corp. + ........................           5,645
         307 Cantel Medical Corp. + .................           4,623
         132 Caraco Pharmaceutical Laboratories,
             Ltd. + .................................             672
          76 Cardiac Science Corp. + ................             304
         809 CardioNet, Inc. + ......................           5,437
         306 Cardiovascular Systems, Inc. + .........           2,225
       1,299 Cardium Therapeutics, Inc. + ...........           2,104
       7,709 Catalyst Health Solutions, Inc. + ......         224,717
         568 Celera Corp. + .........................           3,539
      18,198 Cell Therapeutics, Inc. + ..............          22,384
         348 Celldex Therapeutics, Inc. + ...........           1,911
         795 Centene Corp. + ........................          15,057
       1,972 Cepheid, Inc. + ........................          26,070
         780 Chelsea Therapeutics International,
             Inc. + .................................           1,958
         769 Chemed Corp ............................          33,751
         415 Chindex International, Inc. + ..........           5,221
         992 Clarient, Inc. + .......................           4,176
         389 Clinical Data, Inc. + ..................           6,485
         331 Computer Programs & Systems, Inc .......          13,707
      16,719 Conceptus, Inc. + ......................         309,970
         831 Continucare Corp. + ....................           2,510
         222 Cornerstone Therapeutics, Inc. + .......           1,454
         253 Corvel Corp. + .........................           7,185
          95 Cross Country Healthcare, Inc. + .......             884
         857 CryoLife, Inc. + .......................           6,830
       1,962 Cubist Pharmaceuticals, Inc. + .........          39,632
       6,514 Cumberland Pharmaceuticals, Inc. + .....         105,462
       2,142 Curis, Inc. + ..........................           5,012
         128 Cutera, Inc. + .........................           1,107
      12,604 Cyberonics, Inc. + .....................         200,908
       1,295 Cypress Bioscience, Inc. + .............          10,580
       1,462 Cytokinetics, Inc. + ...................           7,734
         896 Cytori Therapeutics, Inc. + ............           3,539
         746 Delcath Systems, Inc. + ................           3,663
       1,718 Depomed, Inc. + ........................           7,508
      20,195 DexCom, Inc. + .........................         160,146
         602 Dionex Corp. + .........................          39,112
       4,051 Discovery Laboratories, Inc. + .........           5,509
       2,772 Durect Corp. + .........................           7,401
       1,976 Dyax Corp. + ...........................           7,094
       1,913 Eclipsys Corp. + .......................          36,921
         600 Electro-Optical Sciences, Inc. + .......           5,748
         339 Emergency Medical Services Corp.,
             Class A + ..............................          15,764


    SHARES                                                 VALUE
    ------                                                 -----
HEALTH CARE (CONTINUED)
       7,577 Emergent Biosolutions, Inc. + ..........  $      133,810
         674 Emeritus Corp. + .......................          14,794
       1,469 Endologix, Inc. + ......................           9,093
         374 Ensign Group, Inc. (The) ...............           5,247
         493 EnteroMedics, Inc. + ...................           2,361
         809 Enzo Biochem, Inc. + ...................           5,728
       1,542 Enzon Pharmaceuticals, Inc. + ..........          12,721
       1,424 eResearchTechnology, Inc. + ............           9,968
         277 Exactech, Inc. + .......................           4,360
       3,598 Exelixis, Inc. + .......................          22,955
         150 Facet Biotech Corp. + ..................           2,593
         479 Genomic Health, Inc. + .................          10,471
         574 Genoptix, Inc. + .......................          19,964
         385 Gentiva Health Services, Inc. + ........           9,629
       1,490 Geron Corp. + ..........................           9,774
         566 Greatbatch, Inc. + .....................          12,718
         649 GTx, Inc. + ............................           8,307
         873 Haemonetics Corp. + ....................          48,993
      32,015 Halozyme Therapeutics, Inc. + ..........         227,627
         160 Hanger Orthopedic Group, Inc. + ........           2,219
         671 Hansen Medical, Inc. + .................           2,349
         767 Harvard Bioscience, Inc. + .............           2,907
         784 Health Grades, Inc. + ..................           3,881
       3,006 Healthsouth Corp. + ....................          47,014
          60 Healthways, Inc. + .....................             919
         159 HeartWare International, Inc. + ........           4,768
       3,742 Hemispherx Biopharma, Inc. + ...........           7,484
          62 Hi-Tech Pharmacal Co., Inc. + ..........           1,391
         881 HMS Holdings Corp. + ...................          33,681
         115 Home Diagnostics, Inc. + ...............             777
       5,453 Human Genome Sciences, Inc. + ..........         102,625
         433 ICU Medical, Inc. + ....................          15,960
         920 Idenix Pharmaceuticals, Inc. + .........           2,843
         711 Idera Pharmaceuticals, Inc. + ..........           5,269
         293 I-Flow Corp. + .........................           3,337
       2,398 Immucor, Inc. + ........................          42,445
       1,740 Immunogen, Inc. + ......................          14,111
       2,197 Immunomedics, Inc. + ...................          12,127
       2,065 Impax Laboratories, Inc. + .............          18,007
       2,407 Incyte Corp., Ltd. + ...................          16,247
         254 Infinity Pharmaceuticals, Inc. + .......           1,582
       4,229 Insmed, Inc. + .........................           3,468
       2,097 Inspire Pharmaceuticals, Inc. + ........          10,946
      13,157 Insulet Corp. + ........................         147,753
         641 Integra LifeSciences Holdings Corp. + ..          21,890
       1,300 InterMune, Inc. + ......................          20,709
         427 Invacare Corp ..........................           9,514
         380 inVentiv Health, Inc. + ................           6,357
       4,939 IPC The Hospitalist Co., Inc. + ........         155,332
         610 IRIS International, Inc. + .............           6,893
       3,170 Isis Pharmaceuticals, Inc. + ...........          46,187
       1,105 ISTA Pharmaceuticals, Inc. + ...........           4,928
       1,684 Javelin Pharmaceuticals, Inc. + ........           3,284
         107 Kendle International, Inc. + ...........           1,789
         280 Kensey Nash Corp. + ....................           8,106
         639 KV Pharmaceutical Co., Class A + .......           1,962
         192 Landauer, Inc ..........................          10,556
         343 Lannett Co., Inc. + ....................           2,566
         332 LCA-Vision, Inc. + .....................           2,327
       1,438 Lexicon Pharmaceuticals, Inc. + ........           3,063
         516 LHC Group, Inc. + ......................          15,444
       3,832 Ligand Pharmaceuticals, Inc., Class B +  .         8,852
       9,631 Luminex Corp. + ........................         163,727
         445 MAKO Surgical Corp. + ..................           3,898

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                         SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


    SHARES                                                 VALUE
    ------                                                 -----
HEALTH CARE (CONTINUED)
       1,792 MannKind Corp. + .......................  $       17,651
         259 MAP Pharmaceuticals, Inc. + ............           2,709
         202 Martek Biosciences Corp. + .............           4,563
       1,727 Masimo Corp. + .........................          45,247
         321 Matrixx Initiatives, Inc. + ............           1,823
         697 Maxygen, Inc. + ........................           4,663
       1,343 MedAssets, Inc. + ......................          30,311
         382 Medical Action Industries, Inc. + ......           4,611
       1,267 Medicines Co. (The) + ..................          13,950
         271 Medicis Pharmaceutical Corp., Class A .            5,786
         180 Medidata Solutions, Inc. + .............           2,727
       8,312 Medivation, Inc. + .....................         225,588
         858 Merge Healthcare, Inc. + ...............           3,526
       1,380 Meridian Bioscience, Inc ...............          34,514
       8,174 Merit Medical Systems, Inc. + ..........         141,655
         660 Metabolix, Inc. + ......................           6,785
       1,350 Metropolitan Health Networks, Inc. + ...           2,943
       1,960 Micromet, Inc. + .......................          13,054
         536 Micrus Endovascular Corp. + ............           6,941
       1,214 MiddleBrook Pharmaceuticals, Inc. + ....           1,396
         552 Molecular Insight Pharmaceuticals,
             Inc. + .................................           3,053
       1,198 Momenta Pharmaceuticals, Inc. + ........          12,711
         367 MWI Veterinary Supply, Inc. + ..........          14,662
         726 Myriad Pharmaceuticals, Inc. + .........           4,254
       1,249 Nabi Biopharmaceuticals + ..............           4,484
         325 Nanosphere, Inc. + .....................           2,327
         119 National Healthcare Corp ...............           4,438
          57 National Research Corp .................           1,375
         707 Natus Medical, Inc. + ..................          10,909
       3,125 Nektar Therapeutics + ..................          30,437
         450 Neogen Corp. + .........................          14,531
       1,304 Neurocrine Biosciences, Inc. + .........           3,977
         326 NeurogesX, Inc. + ......................           2,608
         382 NovaMed, Inc. + ........................           1,730
       2,081 Novavax, Inc. + ........................           8,241
       1,592 NPS Pharmaceuticals, Inc. + ............           6,400
       1,241 NuVasive, Inc. + .......................          51,824
         758 NxStage Medical, Inc. + ................           5,071
         587 Obagi Medical Products, Inc. + .........           6,809
         557 Odyssey HealthCare, Inc. + .............           6,963
         921 Omnicell, Inc. + .......................          10,260
         137 OncoGenex Pharmaceutical, Inc. + .......           4,932
       2,089 Onyx Pharmaceuticals, Inc. + ...........          62,607
       1,275 Opko Health, Inc. + (a) ................           2,907
         975 Optimer Pharmaceuticals, Inc. + ........          13,192
       1,436 OraSure Technologies, Inc. + ...........           4,164
         872 Orexigen Therapeutics, Inc. + ..........           8,589
         582 Orthofix International NV + ............          17,105
       2,225 Orthovita, Inc. + ......................           9,768
         570 Osiris Therapeutics, Inc. + ............           3,796
       1,135 Owens & Minor, Inc .....................          51,359
         901 OXiGENE, Inc. + ........................           1,279
       1,157 Pain Therapeutics, Inc. + ..............           5,855
         447 Palomar Medical Technologies, Inc. + ...           7,246
       1,959 Parexel International Corp. + ..........          26,623
       4,067 PDL BioPharma, Inc .....................          32,048
         712 Pharmasset, Inc. + .....................          15,052
       1,038 PharMerica Corp. + .....................          19,276
       1,468 Phase Forward, Inc. + ..................          20,611
         759 Poniard Pharmaceuticals, Inc. + ........           5,677
         890 Pozen, Inc. + ..........................           6,550
         664 Progenics Pharmaceuticals, Inc. + ......           3,479
       1,152 Protalix BioTherapeutics, Inc. + .......           9,516
         359 Providence Service Corp. (The) + .......           4,186


    SHARES                                                 VALUE
    ------                                                 -----
HEALTH CARE (CONTINUED)
       2,021 PSS World Medical, Inc. + ..............  $       44,118
       1,298 Psychiatric Solutions, Inc. + ..........          34,734
         803 Quality Systems, Inc ...................          49,441
       1,928 Questcor Pharmaceuticals, Inc. + .......          10,643
         877 Quidel Corp. + .........................          14,234
         885 RadNet, Inc. + .........................           2,292
       2,146 Regeneron Pharmaceuticals, Inc. + ......          41,418
         495 RehabCare Group, Inc. + ................          10,737
       1,019 Repligen Corp. + .......................           5,105
         321 Repros Therapeutics, Inc. + ............             289
       1,639 Rigel Pharmaceuticals, Inc. + ..........          13,440
         341 Rochester Medical Corp. + ..............           4,106
         481 Rockwell Medical Technologies, Inc. + ..           3,742
         639 RTI Biologics, Inc. + ..................           2,780
       1,640 Salix Pharmaceuticals, Ltd. + ..........          34,866
       1,374 Sangamo Biosciences, Inc. + ............          11,281
       1,739 Santarus, Inc. + .......................           5,721
      10,137 Savient Pharmaceuticals, Inc. + ........         154,082
       1,191 Sciclone Pharmaceuticals, Inc. + .......           5,074
       2,687 Seattle Genetics, Inc. + ...............          37,699
       2,056 Sequenom, Inc. + .......................           6,641
         882 SIGA Technologies, Inc. + ..............           6,959
         577 Sirona Dental Systems, Inc. + ..........          17,166
         410 Somanetics Corp. + .....................           6,609
         583 SonoSite, Inc. + .......................          15,426
       1,070 Spectranetics Corp. + ..................           6,859
       1,425 Spectrum Pharmaceuticals, Inc. + .......           9,590
       3,488 StemCells, Inc. + ......................           5,685
         863 Stereotaxis, Inc. + ....................           3,849
       1,990 STERIS Corp ............................          60,595
         341 Sucampo Pharmaceuticals, Inc.,
             Class A + ..............................           1,988
       1,262 SuperGen, Inc. + .......................           3,370
         525 SurModics, Inc. + ......................          12,915
       3,312 SXC Health Solutions Corp. + ...........         154,968
         269 Symmetry Medical, Inc. + ...............           2,790
         393 Synovis Life Technologies, Inc. + ......           5,423
         531 Synta Pharmaceuticals Corp. + ..........           1,646
       1,814 Theravance, Inc. + .....................          26,557
       1,923 Thoratec Corp. + .......................          58,209
         720 TomoTherapy, Inc. + ....................           3,118
         421 TranS1, Inc. + .........................           2,025
         213 Transcend Services, Inc. + .............           3,721
          35 Triple-S Management Corp., Class B + ...             587
         182 U.S. Physical Therapy, Inc. + ..........           2,743
         110 Utah Medical Products, Inc .............           3,225
       9,109 Vanda Pharmaceuticals, Inc. + ..........         106,029
         226 Varian, Inc. + .........................          11,540
         551 Vascular Solutions, Inc. + .............           4,557
       1,106 Vical, Inc. + ..........................           4,712
         502 Viropharma, Inc. + .....................           4,829
         214 Virtual Radiologic Corp. + .............           2,788
         337 Vital Images, Inc. + ...................           4,219
       2,676 Vivus, Inc. + ..........................          27,964
      11,486 Volcano Corp. + ........................         193,195
       1,116 West Pharmaceutical Services, Inc ......          45,321
       1,295 Wright Medical Group, Inc. + ...........          23,129
         930 XenoPort, Inc. + .......................          19,744
         131 Young Innovations, Inc .................           3,447
      12,189 Zoll Medical Corp. + ...................         262,307
       1,251 Zymogenetics, Inc. + ...................           7,556
                                                       --------------
                                                            6,567,870
                                                       --------------
INDUSTRIALS -- 16.7%
      439 3D Systems Corp. + ........................           4,052

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                         SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


    SHARES                                                 VALUE
    ------                                                 -----
INDUSTRIALS (CONTINUED)
         425 AAON, Inc ..............................  $        8,534
         112 AAR Corp. + ............................           2,457
         354 ABM Industries, Inc ....................           7,448
       1,088 Acacia Research-Acacia Technologies + ..           9,477
       1,042 Actuant Corp., Class A .................          16,735
       1,070 Acuity Brands, Inc .....................          34,465
         718 Administaff, Inc .......................          18,862
       1,618 Advanced Battery Technologies, Inc. + ..           7,022
         528 Advisory Board Co. (The) + .............          13,274
         453 Aerovironment, Inc. + ..................          12,725
       1,134 Air Transport Services Group, Inc. + ...           3,924
       4,058 Airtran Holdings, Inc. + ...............          25,362
          69 Alaska Air Group, Inc. + ...............           1,849
         523 Allegiant Travel Co., Class A + ........          19,921
         121 Altra Holdings, Inc. + .................           1,354
         618 American Ecology Corp ..................          11,557
       1,095 American Reprographics Co. + ...........          10,424
         310 American Science & Engineering, Inc ....          21,093
       1,478 American Superconductor Corp. + ........          49,572
         145 Ampco-Pittsburgh Corp ..................           3,856
         840 APAC Customer Services, Inc. + .........           4,964
          65 Apogee Enterprises, Inc ................             976
         443 Applied Signal Technology, Inc .........          10,309
         252 Argan, Inc. + ..........................           3,387
         392 Argon ST, Inc. + .......................           7,468
          97 Ascent Solar Technologies, Inc. + ......             731
         261 Astronics Corp. + ......................           2,453
         500 ATC Technology Corp. + .................           9,880
       4,787 Atlas Air Worldwide Holdings + .........         153,040
       1,995 Avis Budget Group, Inc. + ..............          26,653
         414 AZZ, Inc. + ............................          16,630
         505 Badger Meter, Inc ......................          19,539
         268 Baker (Michael) Corp. + ................           9,739
         309 Baldor Electric Co .....................           8,448
       1,272 Beacon Roofing Supply, Inc. + ..........          20,327
         425 Blount International, Inc. + ...........           4,025
       1,068 Broadwind Energy, Inc. + ...............           8,427
       8,461 Bucyrus International, Inc., Class A ...         301,381
         364 Builders FirstSource, Inc. + ...........           1,587
       1,492 CBIZ, Inc. + ...........................          11,130
          47 CDI Corp ...............................             660
      12,398 Celadon Group, Inc. + ..................         140,221
       1,620 Cenveo, Inc. + .........................          11,210
         854 Chart Industries, Inc. + ...............          18,438
          26 Chase Corp .............................             304
       7,306 China Fire & Security Group, Inc. + ....         140,275
         643 CLARCOR, Inc ...........................          20,165
         694 Clean Harbors, Inc. + ..................          39,044
         230 Colfax Corp. + .........................           2,445
       1,160 Corporate Executive Board Co ...........          28,884
         677 CoStar Group, Inc. + ...................          27,906
         316 CRA International, Inc. + ..............           8,624
         532 Cubic Corp .............................          20,998
         947 Deluxe Corp ............................          16,194
         737 Diamond Management & Technology
             Consultants, Inc., Class A .............           5,049
         501 DigitalGlobe, Inc. + ...................          11,207
       7,663 Dollar Thrifty Automotive Group, Inc. +          188,433
         234 Dynamex, Inc. + ........................           3,821
         438 Dynamic Materials Corp .................           8,743
         119 DynCorp International, Inc., Class A + .           2,142
         704 EMCOR Group, Inc. + ....................          17,825
       1,601 Ener1, Inc. + ..........................          11,079
       1,316 Energy Conversion Devices, Inc. + ......          15,239


    SHARES                                                 VALUE
    ------                                                 -----
INDUSTRIALS (CONTINUED)
       1,142 Energy Recovery, Inc. + ................  $        6,646
         236 EnergySolutions, Inc ...................           2,176
         467 EnerNOC, Inc. + ........................          15,486
         893 ESCO Technologies, Inc. + ..............          35,184
         329 Esterline Technologies Corp. + .........          12,900
       3,376 Evergreen Solar, Inc. + ................           6,482
         464 Exponent, Inc. + .......................          13,071
         535 Flanders Corp. + .......................           2,761
       1,081 Flow International Corp. + .............           2,800
       2,381 Force Protection, Inc. + ...............          13,000
         472 Forward Air Corp .......................          10,927
         336 Franklin Covey Co. + ...................           1,966
         477 Fuel Tech, Inc. + ......................           5,342
       1,791 FuelCell Energy, Inc. + ................           7,648
         809 Furmanite Corp. + ......................           3,487
       6,491 Genco Shipping & Trading, Ltd ..........         134,883
       1,689 GenCorp, Inc. + ........................           9,053
       1,258 Genessee & Wyoming, Inc., Class A + ....          38,143
       1,398 Geo Group, Inc. (The) + ................          28,198
         599 GeoEye, Inc. + .........................          16,053
         308 Gorman-Rupp Co. (The) ..................           7,672
         309 GP Strategies Corp. + ..................           2,314
       1,588 GrafTech International, Ltd. + .........          23,344
         226 Graham Corp ............................           3,514
         158 Granite Construction, Inc ..............           4,889
       1,243 Great Lakes Dredge & Dock Corp .........           8,676
       1,046 GT Solar International, Inc. + .........           6,077
         385 Harbin Electric, Inc. + ................           6,499
       1,731 Hawaiian Holdings, Inc. + ..............          14,298
       1,474 Healthcare Services Group ..............          27,063
       1,082 Heartland Express, Inc .................          15,581
         787 HEICO Corp .............................          34,124
      16,609 Heidrick & Struggles International, Inc          386,325
          87 Heritage-Crystal Clean, Inc. + .........           1,109
       1,831 Herman Miller, Inc .....................          30,962
       3,286 Hexcel Corp. + .........................          37,592
         725 Hill International, Inc. + .............           5,148
       1,112 HNI Corp ...............................          26,243
         264 Houston Wire & Cable Co ................           2,917
       7,779 HUB Group, Inc., Class A + .............         177,750
          25 Hurco Cos., Inc. + .....................             427
         733 Huron Consulting Group, Inc. + .........          18,933
         300 ICF International, Inc. + ..............           9,096
         253 ICT Group, Inc. + ......................           2,657
         575 II-VI, Inc. + ..........................          14,628
         667 Innerworkings, Inc. + ..................           3,295
       1,627 Interface, Inc., Class A ...............          13,504
         753 Kaman Corp .............................          16,551
          94 Kelly Services, Inc., Class A ..........           1,156
       7,879 Kennametal, Inc ........................         193,902
      10,158 KHD Humboldt Wedag International,
             Ltd. + .................................         105,440
       1,537 Knight Transportation, Inc .............          25,791
       1,600 Knoll, Inc .............................          16,688
          93 Korn/Ferry International + .............           1,357
          66 K-Tron International, Inc. + ...........           6,284
         334 LaBarge, Inc. + ........................           3,757
         398 Lindsay Corp ...........................          15,673
         147 LMI Aerospace, Inc. + ..................           1,475
         524 Marten Transport, Ltd. + ...............           8,940
       1,275 MasTec, Inc. + .........................          15,491
         112 Mcgrath Rentcorp .......................           2,382
         389 Met-Pro Corp ...........................           3,769
       2,292 Microvision, Inc. + ....................          12,629

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                         SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


    SHARES                                                 VALUE
    ------                                                 -----
INDUSTRIALS (CONTINUED)
         556 Middleby Corp. + .......................  $       30,586
         840 Mine Safety Appliances Co ..............          23,108
         313 Mobile Mini, Inc. + ....................           5,434
      15,482 Monster Worldwide, Inc. + ..............         270,625
         320 Multi-Color Corp .......................           4,938
         587 MYR Group, Inc. + ......................          12,380
       1,699 Navigant Consulting, Inc. + ............          22,937
         114 NCI Building Systems, Inc. + ...........             365
         387 Nordson Corp ...........................          21,707
         287 North American Galvanizing & Coating,
             Inc. + .................................           1,742
       1,784 Odyssey Marine Exploration, Inc. + .....           3,318
         154 Old Dominion Freight Line, Inc. + ......           4,686
          94 Omega Flex, Inc ........................           1,576
         131 On Assignment, Inc. + ..................             766
       1,921 Orbital Sciences Corp. + ...............          28,757
         911 Orion Marine Group, Inc. + .............          18,712
          28 Patriot Transporation Holding, Inc. + ..           2,114
       1,814 Perma-Fix Environmental Services + .....           4,245
         260 Pike Electric Corp. + ..................           3,115
         445 PMFG, Inc. + ...........................           5,723
         243 Polypore International, Inc. + .........           3,137
         115 Portec Rail Products, Inc ..............           1,091
         265 Powell Industries, Inc. + ..............          10,173
         229 Power-One, Inc. + ......................             447
         167 PowerSecure International, Inc. + ......           1,132
          69 Preformed Line Products Co .............           2,763
         277 Primoris Services Corp .................           1,997
         752 Quanex Building Products Corp ..........          10,799
         545 Raven Industries, Inc ..................          14,568
         701 RBC Bearings, Inc. + ...................          16,354
         208 Republic Airways Holdings, Inc. + ......           1,941
       1,533 Resources Connection, Inc. + ...........          26,153
          67 Robbins & Myers, Inc ...................           1,573
       1,493 Rollins, Inc ...........................          28,143
       1,643 RSC Holdings, Inc. + ...................          11,945
         246 Rush Enterprises, Inc., Class A + ......           3,178
       1,464 SatCon Technology Corp. + ..............           2,503
          20 Sauer-Danfoss, Inc .....................             153
         225 School Specialty, Inc. + ...............           5,337
       1,005 Simpson Manufacturing Co., Inc .........          25,386
         202 SmartHeat, Inc. + ......................           2,398
          48 Standard Parking Corp. + ...............             840
         422 Standard Register Co. (The) ............           2,481
         391 Stanley, Inc. + ........................          10,057
          39 Sterling Construction Co., Inc. + ......             698
         174 Sun Hydraulics Corp ....................           3,664
      10,202 SYKES Enterprises, Inc. + ..............         212,406
          27 TAL International Group, Inc ...........             384
       2,082 Taser International, Inc. + ............           9,827
         609 Team, Inc. + ...........................          10,323
         403 Teledyne Technologies, Inc. + ..........          14,504
         635 Tennant Co .............................          18,453
      25,291 Terex Corp. + ..........................         524,282
       2,051 Tetra Tech, Inc. + .....................          54,413
         406 Titan Machinery, Inc. + ................           5,083
      11,694 TransDigm Group, Inc. + ................         582,478
       6,267 Trex Co., Inc. + .......................         114,059
         309 Trimas Corp. + .........................           1,576
       4,586 UAL Corp. + ............................          42,283
         362 Ultralife Corp. + ......................           2,194
         186 USA Truck, Inc. + ......................           2,362
       1,424 Valence Technology, Inc. + .............           2,563
          76 Viad Corp ..............................           1,513


    SHARES                                                 VALUE
    ------                                                 -----
INDUSTRIALS (CONTINUED)
         262 Vicor Corp .............................  $        2,023
         111 VSE Corp ...............................           4,330
          70 Waste Services, Inc. + .................             323
         829 Watsco, Inc ............................          44,691
       1,189 Watson Wyatt Worldwide, Inc., Class A ..          51,793
       1,653 Woodward Governor Co ...................          40,102
                                                       --------------
                                                            5,723,801
                                                       --------------
INFORMATION TECHNOLOGY -- 30.2%
      10,753 3Com Corp. + ...........................          56,238
      18,819 3PAR, Inc. + ...........................         207,574
       7,770 ACI Worldwide, Inc. + ..................         117,560
       1,323 Acme Packet, Inc. + ....................          13,243
         272 Actel Corp. + ..........................           3,310
         492 ActivIdentity Corp. + ..................           1,363
       1,496 Actuate Corp. + ........................           8,647
       1,893 Acxiom Corp ............................          17,908
         644 ADC Telecommunications, Inc. + .........           5,371
       1,464 Adtran, Inc ............................          35,941
       1,436 Advanced Analogic Technologies, Inc. + .           5,701
         882 Advanced Energy Industries, Inc. + .....          12,560
         521 Advent Software, Inc. + ................          20,970
         469 Airvana, Inc. + ........................           3,175
         671 American Software, Inc., Class A .......           4,382
       3,695 Amkor Technology, Inc. + ...............          25,422
       1,697 Anadigics, Inc. + ......................           7,993
         438 Anaren, Inc. + .........................           7,446
         154 Anixter International, Inc. + ..........           6,177
      17,429 Applied Micro Circuits Corp. + .........         174,116
       8,740 ArcSight, Inc. + .......................         210,372
       2,974 Ariba, Inc. + ..........................          34,498
       3,180 Arris Group, Inc. + ....................          41,372
       4,284 Art Technology Group, Inc. + ...........          16,536
      16,912 Aruba Networks, Inc. + .................         149,502
         994 AsiaInfo Holdings, Inc. + ..............          19,850
       2,079 Atheros Communications, Inc. + .........          55,156
         315 ATMI, Inc. + ...........................           5,717
         193 Avid Technology, Inc. + ................           2,719
         199 Avocent Corp. + ........................           4,034
         253 Benchmark Electronics, Inc. + ..........           4,554
       1,183 BigBand Networks, Inc. + ...............           4,744
       1,492 Blackbaud, Inc .........................          34,614
       8,837 Blackboard, Inc. + .....................         333,862
       9,266 Blue Coat Systems, Inc. + ..............         209,319
         853 Bottomline Technologies, Inc. + ........          11,004
       1,678 Brightpoint, Inc. + ....................          14,682
          86 Cabot Microelectronics Corp. + .........           2,998
         117 CACI International, Inc., Class A + ....           5,531
         439 Callidus Software, Inc. + ..............           1,321
         281 Cass Information Systems, Inc ..........           8,391
       1,234 Cavium Networks, Inc. + ................          26,494
         572 Ceva, Inc. + ...........................           6,149
         316 Checkpoint Systems, Inc. + .............           5,195
         765 China Information Security Technology,
             Inc. + .................................           4,238
         896 China Security & Surveillance
             Technology, Inc. + .....................           6,397
         269 China TransInfo Technology Corp. + .....           2,545
       1,002 Chordiant Software, Inc. + .............           3,898
       2,196 Cirrus Logic, Inc. + ...................          12,210
       1,452 Cogent, Inc. + .........................          14,665
         244 Cognex Corp ............................           3,997
       9,777 CommVault Systems, Inc. + ..............         202,873
         573 Compellent Technologies, Inc. + ........          10,343

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                         SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


    SHARES                                                 VALUE
    ------                                                 -----
INFORMATION TECHNOLOGY (CONTINUED)
         302 Computer Task Group, Inc. + ............  $        2,449
      13,008 comScore, Inc. + .......................         234,274
         958 Comtech Telecommunications Corp. + .....          31,825
         649 Comverge, Inc. + .......................           7,924
       1,354 Concur Technologies, Inc. + ............          53,835
         816 Constant Contact, Inc. + ...............          15,708
          72 CPI International, Inc. + ..............             806
         838 Cray, Inc. + ...........................           6,981
         715 CSG Systems International, Inc. + ......          11,447
          59 CTS Corp ...............................             549
       2,352 Cybersource Corp. + ....................          39,208
       9,263 Cymer, Inc. + ..........................         359,960
         992 Daktronics, Inc ........................           8,501
          50 DDi Corp. + ............................             213
      31,305 DealerTrack Holdings, Inc. + ...........         591,978
         382 Deltek, Inc. + .........................           2,938
         683 DemandTec, Inc. + ......................           6,031
         620 DG FastChannel, Inc. + .................          12,983
         510 Dice Holdings, Inc. + ..................           3,346
         297 Digi International, Inc. + .............           2,530
       1,048 Digital River, Inc. + ..................          42,255
       1,085 Diodes, Inc. + .........................          19,628
         667 DivX, Inc. + ...........................           3,642
         533 Double-Take Software, Inc. + ...........           5,431
         592 DTS, Inc. + ............................          16,209
         446 Earthlink, Inc .........................           3,751
         231 Ebix, Inc. + ...........................          12,788
         786 Echelon Corp. + ........................          10,116
         222 eLoyalty Corp. + .......................           1,778
         426 EMS Technologies, Inc. + ...............           8,869
       2,609 Emulex Corp. + .........................          26,847
       1,771 Entropic Communications, Inc. + ........           4,852
       1,102 EPIQ Systems, Inc. + ...................          15,979
           7 ePlus, Inc. + ..........................             109
       1,451 Euronet Worldwide, Inc. + ..............          34,867
         109 Exar Corp. + ...........................             801
       9,796 ExlService Holdings, Inc. + ............         145,569
       1,145 FalconStor Software, Inc. + ............           5,691
         515 FARO Technologies, Inc. + ..............           8,848
       1,174 FEI Co. + ..............................          28,939
      10,166 Finisar Corp. + ........................          98,402
       1,583 Formfactor, Inc. + .....................          37,865
         532 Forrester Research, Inc. + .............          14,172
       2,017 Gartner, Inc. + ........................          36,851
       1,250 Global Cash Access Holdings, Inc. + ....           9,137
         519 GSE Systems, Inc. + ....................           3,228
      15,724 GSI Commerce, Inc. + ...................         303,630
         630 Hackett Group, Inc. (The) + ............           1,827
       2,469 Harmonic, Inc. + .......................          16,493
       1,275 Heartland Payment Systems, Inc .........          18,500
         729 Hittite Microwave Corp. + ..............          26,813
         303 Hughes Communications, Inc. + ..........           9,193
         449 i2 Technologies, Inc. + ................           7,202
         197 ICx Technologies, Inc. + ...............           1,166
         748 iGate Corp .............................           6,418
          96 Imation Corp ...........................             890
         241 Imergent, Inc ..........................           1,899
         926 Immersion Corp. + ......................           3,963
       2,858 Infinera Corp. + .......................          22,721
         608 infoGROUP, Inc .........................           4,262
       2,967 Informatica Corp. + ....................          66,995
         647 Infospace, Inc. + ......................           5,008
         704 Innodata Isogen, Inc. + ................           5,597
         201 Insight Enterprises, Inc. + ............           2,454


    SHARES                                                 VALUE
    ------                                                 -----
INFORMATION TECHNOLOGY (CONTINUED)
         154 Integral Systems, Inc. + ...............  $        1,063
         699 Intellon Corp. + .......................           4,956
         429 Interactive Intelligence, Inc. + .......           8,198
       1,488 InterDigital, Inc. + ...................          34,462
       2,112 Intermec, Inc. + .......................          29,779
         466 Internet Brands, Inc., Class A + .......           3,719
         708 Internet Capital Group, Inc. + .........           5,919
         786 IPG Photonics Corp. + ..................          11,947
         854 Isilon Systems, Inc. + .................           5,209
       1,043 Ixia + .................................           7,155
         670 IXYS Corp ..............................           5,702
       1,395 j2 Global Communications, Inc. + .......          32,099
       2,853 Jack Henry & Associates, Inc ...........          66,960
       7,992 JDA Software Group, Inc. + .............         175,344
      11,426 Kenexa Corp. + .........................         154,022
         207 Keynote Systems, Inc. + ................           1,952
       1,023 Knot, Inc. (The) + .....................          11,171
       2,271 Kopin Corp. + ..........................          10,901
      23,864 Kulicke & Soffa Industries, Inc. + .....         143,900
         425 KVH Industries, Inc. + .................           4,246
       1,993 L-1 Identity Solutions, Inc., Class 1 +           13,931
         300 Lattice Semiconductor Corp. + ..........             675
       1,880 Lawson Software, Inc. + ................          11,731
       1,093 Limelight Networks, Inc. + .............           4,438
       1,928 Lionbridge Technologies, Inc. + ........           5,013
         511 Liquidity Services, Inc. + .............           5,274
       1,379 LivePerson, Inc. + .....................           6,950
       9,084 LogMeIn, Inc. + ........................         166,328
         685 LoopNet, Inc. + ........................           6,192
         365 Loral Space & Communications, Inc. + ...          10,030
         784 Manhattan Associates, Inc. + ...........          15,837
         594 Mantech International Corp., Class A + .          28,013
         339 Marchex, Inc., Class B .................           1,664
         547 MAXIMUS, Inc ...........................          25,490
         764 Maxwell Technologies, Inc. + ...........          14,081
          42 MEMSIC, Inc. + .........................             157
         262 Mentor Graphics Corp. + ................           2,439
         879 MercadoLibre, Inc. + ...................          33,806
         138 Methode Electronics, Inc ...............           1,196
         629 Micrel, Inc ............................           5,126
       2,763 Microsemi Corp. + ......................          43,628
         308 MicroStrategy, Inc., Class A + .........          22,034
       1,053 Microtune, Inc. + ......................           1,916
       1,507 MIPS Technologies, Inc., Class A + .....           5,681
          85 ModusLink Global Solutions, Inc. + .....             688
       2,377 MoneyGram International, Inc. + ........           7,464
       1,153 Monolithic Power Systems, Inc. + .......          27,038
       5,225 Move, Inc. + ...........................          14,108
          61 MTS Systems Corp .......................           1,782
         335 Multi-Fineline Electronix, Inc. + ......           9,618
         221 NCI, Inc., Class A + ...................           6,334
       1,074 Net 1 UEPS Technologies, Inc. + ........          22,511
       1,605 Netezza Corp. + ........................          18,040
         303 Netgear, Inc. + ........................           5,560
         615 Netlogic Microsystems, Inc. + ..........          27,675
         728 Netscout Systems, Inc. + ...............           9,835
         568 NetSuite, Inc. + .......................           8,690
         474 Network Equipment Technologies, Inc. + .           3,427
       1,690 NIC, Inc ...............................          15,024
      11,891 Novatel Wireless, Inc. + ...............         135,082
         159 NVE Corp. + ............................           8,452
       2,169 Omniture, Inc. + .......................          46,503
         544 Online Resources Corp. + ...............           3,356
         102 OpenTable, Inc. + ......................           2,811

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                         SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


    SHARES                                                 VALUE
    ------                                                 -----
INFORMATION TECHNOLOGY (CONTINUED)
       1,105 OpenTV Corp., Class A + ................  $        1,525
         814 Openwave Systems, Inc. + ...............           2,116
         505 Oplink Communications, Inc. + ..........           7,333
         446 Opnet Technologies, Inc ................           4,875
         132 Opnext, Inc. + .........................             387
         417 OSI Systems, Inc. + ....................           7,627
       4,856 Palm, Inc. + ...........................          84,640
         170 PAR Technology Corp. + .................           1,085
       3,945 Parametric Technology Corp. + ..........          54,520
         437 Park Electrochemical Corp ..............          10,772
         975 Parkervision, Inc. + ...................           3,988
          69 PC Mall, Inc. + ........................             473
          83 PC-Tel, Inc. + .........................             519
         511 Pegasystems, Inc .......................          17,645
         211 Perficient, Inc. + .....................           1,745
         600 Perot Systems Corp., Class A + .........          17,820
         965 Phoenix Technologies, Ltd. + ...........           3,522
       1,467 Plantronics, Inc .......................          39,330
         450 Plexus Corp. + .........................          11,853
       1,119 PLX Technology, Inc. + .................           3,771
      19,930 Polycom, Inc. + ........................         533,127
       8,193 Power Integrations, Inc ................         273,073
       1,358 Progress Software Corp. + ..............          30,759
         649 PROS Holdings, Inc. + ..................           5,465
         402 QAD, Inc ...............................           1,829
       7,131 Quantum Corp. + ........................           8,985
         234 Quest Software, Inc. + .................           3,943
       2,260 Rackspace Hosting, Inc. + ..............          38,556
         934 Radiant Systems, Inc. + ................          10,031
         794 Radisys Corp. + ........................           6,900
       1,357 RAE Systems, Inc. + ....................           1,493
       1,429 RealNetworks, Inc. + ...................           5,316
         221 Renaissance Learning, Inc ..............           2,197
       8,346 RF Micro Devices, Inc. + ...............          45,319
         742 RightNow Technologies, Inc. + ..........          10,714
       1,864 Riverbed Technology, Inc. + ............          40,933
         436 Rofin-Sinar Technologies, Inc. + .......          10,011
         118 Rogers Corp. + .........................           3,536
         213 Rosetta Stone, Inc. + ..................           4,890
         427 Rubicon Technology, Inc. + .............           6,337
         379 Rudolph Technologies, Inc. + ...........           2,805
       1,773 S1 Corp. + .............................          10,957
         811 Saba Software, Inc. + ..................           3,414
       2,846 Sapient Corp. + ........................          22,882
       1,230 SAVVIS, Inc. + .........................          19,459
          53 Scansource, Inc. + .....................           1,501
         560 Seachange International, Inc. + ........           4,200
         136 Semitool, Inc. + .......................           1,149
       2,078 Semtech Corp. + ........................          35,347
       1,505 ShoreTel, Inc. + .......................          11,754
         659 Sigma Designs, Inc. + ..................           9,575
         109 Silicon Graphics International Corp. + .             731
       5,700 Skyworks Solutions, Inc. + .............          75,468
         966 Smith Micro Software, Inc. + ...........          11,940
       9,189 SolarWinds, Inc. + .....................         202,434
       2,367 Solera Holdings, Inc ...................          73,637
         133 SonicWALL, Inc. + ......................           1,117
         754 Sourcefire, Inc. + .....................          16,188
         624 SPSS, Inc. + ...........................          31,169
         403 SRA International, Inc., Class A + .....           8,701
         370 SRS Labs, Inc. + .......................           2,705
         194 Standard Microsystems Corp. + ..........           4,503
       1,334 Starent Networks Corp. + ...............          33,910
          71 StarTek, Inc. + ........................             616


    SHARES                                                 VALUE
    ------                                                 -----
INFORMATION TECHNOLOGY (CONTINUED)
         841 STEC, Inc. + ...........................  $       24,717
         688 Stratasys, Inc. + ......................          11,806
      16,022 SuccessFactors, Inc. + .................         225,430
         530 Super Micro Computer, Inc. + ...........           4,484
         373 Supertex, Inc. + .......................          11,190
         341 support.com, Inc. + ....................             818
         693 Switch & Data Facilities Co., Inc. + ...           9,432
         897 Symyx Technologies, Inc. + .............           5,938
       1,168 Synaptics, Inc. + ......................          29,434
         565 Synchronoss Technologies, Inc. + .......           7,046
         132 SYNNEX Corp. + .........................           4,023
         438 Syntel, Inc ............................          20,906
         358 Take-Two Interactive Software, Inc. + ..           4,013
       1,064 Taleo Corp., Class A + .................          24,089
       8,613 Techwell, Inc. + .......................          94,571
         757 Tekelec + ..............................          12,438
       1,302 TeleCommunication Systems, Inc.,
             Class A + ..............................          10,885
       1,105 TeleTech Holdings, Inc. + ..............          18,851
       1,795 Terremark Worldwide, Inc. + ............          11,165
       1,656 Tessera Technologies, Inc. + ...........          46,186
      20,166 THQ, Inc. + ............................         137,935
       2,157 TIBCO Software, Inc. + .................          20,470
         311 Tier Technologies, Inc., Class B + .....           2,637
      25,657 TiVo, Inc. + ...........................         265,806
         858 TNS, Inc. + ............................          23,509
         188 Travelzoo, Inc. + ......................           2,656
         202 Trident Microsystems, Inc. + ...........             523
      27,970 TriQuint Semiconductor, Inc. + .........         215,928
       1,063 Tyler Technologies, Inc. + .............          18,167
         829 Ultimate Software Group, Inc. + ........          23,809
         804 Ultratech, Inc. + ......................          10,637
         458 Unica Corp. + ..........................           3,490
         680 Unisys Corp. + .........................           1,816
         995 Universal Display Corp. + ..............          11,880
       2,961 Valueclick, Inc. + .....................          39,056
       8,627 VanceInfo Technologies, Inc. ADR + .....         167,709
         708 VASCO Data Security International,
             Inc. + .................................           5,253
       6,540 Veeco Instruments, Inc. + ..............         152,513
       2,455 VeriFone Holdings, Inc. + ..............          39,010
         884 Viasat, Inc. + .........................          23,497
          43 Virage Logic Corp. + ...................             224
         334 Virtusa Corp. + ........................           3,170
       6,352 VistaPrint NV + ........................         322,364
         564 Vocus, Inc. + ..........................          11,782
         771 Volterra Semiconductor Corp. + .........          14,163
       1,507 Websense, Inc. + .......................          25,318
       1,306 Wright Express Corp. + .................          38,540
       2,130 Zix Corp. + ............................           4,686
       1,327 Zoran Corp. + ..........................          15,287
                                                       --------------
                                                           10,308,729
                                                       --------------
MATERIALS -- 3.5%
         171 AEP Industries, Inc. + .................           6,823
       1,521 Allied Nevada Gold Corp. + .............          14,891
         180 AMCOL International Corp ...............           4,120
          83 American Vanguard Corp .................             690
         135 Arch Chemicals, Inc ....................           4,049
         624 Balchem Corp ...........................          16,411
         446 Boise, Inc. + ..........................           2,355
          25 Bway Holding Co. + .....................             463
       1,863 Calgon Carbon Corp. + ..................          27,628
         279 China Green Agriculture, Inc. + ........           3,270

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                         SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


    SHARES                                                 VALUE
    ------                                                 -----
MATERIALS (CONTINUED)
          34 Clearwater Paper Corp. + ...............  $        1,405
         281 Deltic Timber Corp .....................          12,861
         240 General Steel Holdings, Inc. + .........             934
          33 GenTek, Inc. + .........................           1,255
       2,571 Greif, Inc., Class A ...................         141,533
         281 Hawkins, Inc ...........................           6,564
      12,942 Horsehead Holding Corp. + ..............         151,680
      15,833 KapStone Paper and Packaging Corp. + ...         128,881
         440 Koppers Holdings, Inc ..................          13,046
         868 Landec Corp. + .........................           5,555
         587 LSB Industries, Inc. + .................           9,140
         343 NewMarket Corp .........................          31,913
         204 NL Industries, Inc .....................           1,367
         249 Olin Corp ..............................           4,343
       1,467 Omnova Solutions, Inc. + ...............           9,506
       1,779 Paramount Gold and Silver Corp. + ......           2,437
         534 Polyone Corp. + ........................           3,562
       1,143 Rock-Tenn Co., Class A .................          53,847
         478 Silgan Holdings, Inc ...................          25,205
      36,853 Solutia, Inc. + ........................         426,758
         229 Stepan Co ..............................          13,758
         187 Stillwater Mining Co. + ................           1,257
          49 United States Lime & Minerals, Inc. + ..           1,760
         528 Wausau Paper Corp ......................           5,280
       1,876 Worthington Industries, Inc ............          26,076
         725 WR Grace & Co. + .......................          15,761
         734 Zep, Inc ...............................          11,927
                                                       --------------
                                                            1,188,311
                                                       --------------
TELECOMMUNICATION SERVICES -- 0.8%
         422 AboveNet, Inc. + .......................          20,577
       1,504 Alaska Communications Systems Group,
             Inc ....................................          13,912
         788 Cbeyond, Inc. + ........................          12,710
       2,893 Centennial Communications Corp. + ......          23,086
       1,306 Cincinnati Bell, Inc. + ................           4,571
       1,508 Cogent Communications Group, Inc. + . ..          17,040
         413 Consolidated Communications Holdings,
             Inc ....................................           6,612
       1,568 Fairpoint Communications, Inc ..........             643
         792 General Communication, Inc., Class A + .           5,433
         847 Global Crossing, Ltd. + ................          12,112
         444 HickoryTech Corp .......................           3,796
         896 inContact, Inc. + ......................           2,670
         166 Iowa Telecommunications Services, Inc. .           2,092
         534 iPCS, Inc. + ...........................           9,292
       1,117 Neutral Tandem, Inc. + .................          25,423
       1,028 NTELOS Holdings Corp ...................          18,154
       4,154 PAETEC Holding Corp. + .................          16,076
       1,593 Premiere Global Services, Inc. + .......          13,238
         805 Shenandoah Telecommunications Co .......          14,450
       1,932 Syniverse Holdings, Inc. + .............          33,810
         694 USA Mobility, Inc ......................           8,939
         456 Virgin Mobile USA, Inc., Class A + .....           2,280
                                                       --------------
                                                              266,916
                                                       --------------
UTILITIES -- 0.1%
         426 Cadiz, Inc. + ..........................           4,984
          52 California Water Service Group .........           2,025
          19 Connecticut Water Service, Inc .........             425
         163 Consolidated Water Co., Inc ............           2,662
         233 New Jersey Resources Corp ..............           8,460
          29 Pennichuck Corp ........................             631
         155 Piedmont Natural Gas Co., Inc ..........           3,711
         118 South Jersey Industries, Inc ...........           4,165


    SHARES                                                 VALUE
    ------                                                 -----
UTILITIES (CONTINUED)
       1,624 U.S. Geothermal, Inc.+ .................  $        2,534
         150 York Water Co ..........................           2,079
                                                       --------------
                                                               31,676
                                                       --------------
Total Common Stock (Cost $32,039,857)                      34,274,962
                                                       --------------
PRIVATE EQUITY -- 0.0%
           1 Teton Advisors, Inc.(d) ................               1
                                                       --------------
Total Private Equity (Cost $40)                                     1
                                                       --------------
WARRANT -- 0.0%
          15 GRH, Expires 09/11 + (a) ...............              --
                                                       --------------
Total Warrant (Cost $--)                                           --
                                                       --------------
EXCHANGE-TRADED FUND -- 0.0%
         180 iShares Russell 2000 Growth Index Fund            11,792
                                                       --------------
Total Exchange-Traded Fund (Cost $10,905)                      11,792
                                                       --------------
CASH EQUIVALENT -- 0.7%
     228,789 PNC Institutional Money Market Trust,
              0.05% (b)(c)                                    228,789
                                                       --------------
Total Cash Equivalent
(Cost $228,789)                                               228,789
                                                       --------------
Total Investments -- 101.0%
(Cost $32,279,591)+                                        34,515,544
Other Assets & Liabilities, Net -- (1.0)%                    (325,910)
                                                       --------------
NET ASSETS -- 100.0%                                   $   34,189,634
                                                       ==============
+    Non-income producing security.

++ Narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting.

ADR -- American Depositary Receipt

(a)  All or a portion of this security is on loan.
(b)  Rate shown is the 7-day effective yield as of September 30, 2009.
(c) A partial position of this security was purchased with proceeds from collateral received from securities on loan. At September 30, 2009, $18 of this investment represents the collateral received for securities on loan.
(d) Security fair valued using methods determined in good faith by the Pricing Committee. As of September 30, 2009, the total market value of this security was $1 representing 0.0% of net assets.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                         SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


++ At September 30, 2009, the tax basis cost of the Fund's investments was $32,279,591, and the unrealized appreciation and depreciation were $4,743,005 and $(2,507,052), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi- annual and annual financial statements.

Amounts designated as "--" are either $0, or have been rounded to $0.

See end of form N-Q for inputs used in valuing the Fund's investments at September 30, 2009.

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                     SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


    SHARES                                                 VALUE
    ------                                                 -----
COMMON STOCK -- 94.3%
AUSTRALIA -- 3.7%
         840 AGL Energy, Ltd ........................  $       10,108
      13,400 Alumina, Ltd ...........................          21,410
       3,220 AMP, Ltd ...............................          18,454
       1,749 Aristocrat Leisure, Ltd ................           8,055
       4,176 Australia & New Zealand Banking Group,
             Ltd ....................................          89,422
       5,553 BHP Billiton, Ltd ......................         183,078
       3,707 BlueScope Steel, Ltd ...................           9,536
       2,590 Brambles, Ltd ..........................          18,403
       2,116 Commonwealth Bank of Australia .........          96,089
       1,000 CSL, Ltd ...............................          29,459
       3,120 Fortescue Metals Group, Ltd. + .........          10,436
       4,120 Foster's Group, Ltd ....................          20,149
       7,765 GPT Group ..............................           4,668
       6,870 Insurance Australia Group, Ltd .........          22,830
         308 Leighton Holdings, Ltd .................           9,776
         528 Macquarie Group, Ltd ...................          27,251
       5,570 Macquarie Infrastructure Group .........           7,219
       3,409 National Australia Bank, Ltd ...........          92,218
         651 Newcrest Mining, Ltd ...................          18,315
       1,215 Orica, Ltd .............................          25,097
         802 Origin Energy, Ltd .....................          11,517
       1,610 QBE Insurance Group, Ltd ...............          34,030
         620 Rio Tinto, Ltd .........................          32,211
       4,886 Stockland ..............................          17,483
       4,732 Suncorp-Metway, Ltd ....................          36,924
       2,150 TABCORP Holdings, Ltd ..................          13,507
       8,000 Telstra Corp., Ltd .....................          23,032
       1,550 Toll Holdings, Ltd .....................          11,621
       2,602 Transurban Group .......................           9,382
       1,459 Wesfarmers, Ltd ........................          33,989
         754 Wesfarmers, Ltd. PPS ...................          17,595
       3,555 Westfield Group ........................          43,377
      10,662 Westpac Banking Corp ...................         245,972
         970 Woodside Petroleum, Ltd ................          44,484
       2,227 Woolworths, Ltd ........................          57,381
         383 WorleyParsons, Ltd .....................           9,987
                                                       --------------
                                                            1,364,465
                                                       --------------
AUSTRIA -- 0.9%
         570 Erste Group Bank AG ....................          25,624
       2,560 OMV AG .................................         103,707
         790 Telekom Austria AG .....................          14,280
       3,300 Vienna Insurance Group .................         189,149
                                                       --------------
                                                              332,760
                                                       --------------
BELGIUM -- 1.0%
         624 Anheuser-Busch InBev NV + ..............               3
       1,014 Anheuser-Busch InBev NV ................          46,502
         280 Belgacom SA ............................          10,922
       1,797 Delhaize Group .........................         124,919
       5,266 Fortis .................................          24,792
         341 Groupe Bruxelles Lambert SA ............          31,595
         400 KBC Groep NV ...........................          20,221
       1,100 Solvay SA ..............................         114,398
         200 UCB SA .................................           8,459
                                                       --------------
                                                              381,811
                                                       --------------
BERMUDA -- 0.0%
         736 Seadrill, Ltd ..........................          15,414
                                                       --------------


    SHARES                                                 VALUE
    ------                                                 -----
CANADA -- 3.3%
       3,200 Bank of Montreal .......................  $      162,004
       1,900 Bank of Nova Scotia ....................          86,778
       4,000 Canadian National Railway Co ...........         197,121
       2,000 Canadian Natural Resources, Ltd ........         135,140
       2,900 Metro, Inc., Class A ...................          94,833
       6,400 Nexen, Inc .............................         145,585
       6,000 Rogers Communications, Inc., Class B . .         169,514
       3,900 Royal Bank of Canada ...................         209,762
                                                       --------------
                                                            1,200,737
                                                       --------------
CHINA -- 1.2%
      93,577 Bank of Communications Co., Ltd.,
             Class H ................................         113,462
     319,000 Dongfeng Motor Group Co., Ltd.,
             Class H ................................         337,446
       7,327 Foxconn International Holdings, Ltd. + .           4,791
                                                       --------------
                                                              455,699
                                                       --------------
DENMARK -- 0.7%
           3 A P Moller - Maersk A/S, Class B .......          20,779
         224 Danske Bank A/S ........................           5,922
         700 DSV A/S ................................          12,551
       5,800 H Lundbeck A/S .........................         120,865
         800 Novo-Nordisk A/S, Class B ..............          50,333
         125 Novozymes A/S, Class B .................          11,819
         350 Vestas Wind Systems A/S + ..............          25,521
                                                       --------------
                                                              247,790
                                                       --------------
FINLAND -- 0.8%
       1,070 Fortum Oyj .............................          27,490
      14,240 Nokia Oyj ..............................         208,824
       1,060 Sampo Oyj, Class A .....................          26,753
       1,450 Stora Enso Oyj, Class R ................          10,123
       1,310 UPM-Kymmene Oyj ........................          15,752
                                                       --------------
                                                              288,942
                                                       --------------
FRANCE -- 8.5%
         370 Accor SA ...............................          20,648
         649 Air Liquide SA .........................          73,939
       4,580 Alcatel-Lucent .........................          20,626
         440 Alstom SA ..............................          32,216
       8,740 AXA SA .................................         237,206
       4,633 BNP Paribas ............................         371,745
       3,750 Bouygues ...............................         191,580
         290 Cap Gemini SA ..........................          15,238
         964 Carrefour SA ...........................          43,879
       1,400 Christian Dior SA ......................         138,725
         720 Cie de Saint-Gobain ....................          37,617
         295 Cie Generale de Geophysique-Veritas + ..           6,914
         440 Cie Generale d'Optique Essilor
             International SA .......................          25,121
         180 CNP Assurances .........................          18,371
         245 Compagnie Generale des Etablissements
             Michelin, Class B ......................          19,289
       1,610 Credit Agricole SA .....................          33,796
         362 Electricite de France ..................          21,544
       7,844 France Telecom SA ......................         209,140
       1,834 GDF Suez ...............................          81,641
         950 Groupe Danone SA .......................          57,456
         350 Lafarge SA .............................          31,379
         330 Lagardere SCA ..........................          15,418
         490 L'Oreal SA .............................          48,794
         509 LVMH Moet Hennessy Louis Vuitton SA ....          51,329
          40 Neopost SA .............................           3,595
         280 Pernod-Ricard SA .......................          22,314

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                     SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


    SHARES                                                 VALUE
    ------                                                 -----
FRANCE (CONTINUED)
         200 PPR ....................................  $       25,727
         520 Publicis Groupe ........................          20,957
       5,077 Sanofi-Aventis SA ......................         374,342
       2,415 Schneider Electric SA ..................         245,673
         820 Societe Generale .......................          66,316
         230 Sodexo .................................          13,812
         450 Suez Environnement Co ..................          10,307
         310 Technip SA .............................          19,862
       3,672 Total SA ...............................         218,225
         132 Unibail-Rodamco ........................          27,485
         135 Vallourec ..............................          22,974
       3,767 Veolia Environnement ...................         144,829
         604 Vinci SA ...............................          34,295
       1,936 Vivendi ................................          60,157
                                                       --------------
                                                            3,114,481
                                                       --------------
GERMANY -- 5.6%
         350 Adidas AG ..............................          18,492
         742 Allianz SE .............................          92,552
       3,452 BASF SE ................................         182,735
       1,314 Bayer AG ...............................          90,936
       1,250 Commerzbank AG .........................          15,809
       1,677 Daimler AG .............................          84,117
       1,037 Deutsche Bank AG .......................          79,201
         350 Deutsche Boerse AG .....................          28,547
       1,323 Deutsche Post AG .......................          24,643
       3,748 Deutsche Telekom AG ....................          51,141
       2,952 E.ON AG ................................         124,923
         217 Fresenius Medical Care AG & Co. KGaA ...          10,792
         260 Linde AG ...............................          28,151
       1,650 MAN SE .................................         135,505
         106 Merck KGaA .............................          10,518
         310 Metro AG ...............................          17,504
       1,181 Muenchener Rueckversicherungs AG .......         188,198
       3,740 RWE AG .................................         346,845
       3,680 SAP AG .................................         178,414
       3,600 SGL Carbon AG + ........................         146,937
       1,313 Siemens AG .............................         120,881
         280 Solarworld AG ..........................           6,813
         720 ThyssenKrupp AG ........................          24,620
         160 Volkswagen AG ..........................          26,310
                                                       --------------
                                                            2,034,584
                                                       --------------
GREECE -- 0.3%
       1,070 Alpha Bank AE ..........................          19,846
         826 EFG Eurobank Ergasias SA + .............          13,072
         680 Hellenic Telecommunications
             Organization SA ........................          11,274
         875 National Bank of Greece SA .............          31,574
         500 OPAP SA ................................          12,924
         454 Piraeus Bank SA + ......................           8,461
                                                       --------------
                                                               97,151
                                                       --------------
HONG KONG -- 3.4%
       4,840 Bank of East Asia, Ltd .................          17,404
      11,600 BOC Hong Kong Holdings, Ltd ............          25,335
      20,200 Cheung Kong Holdings, Ltd ..............         255,394
      18,800 Cheung Kong Infrastructure Holdings,
             Ltd ....................................          67,069
       2,582 CLP Holdings, Ltd ......................          17,508
      79,800 CNOOC, Ltd .............................         107,593
       2,000 Esprit Holdings, Ltd ...................          13,402
       3,801 Hang Lung Properties, Ltd ..............          13,917
       2,100 Hang Seng Bank, Ltd ....................          30,151
      11,330 Hong Kong & China Gas Co., Ltd .........          28,557


    SHARES                                                 VALUE
    ------                                                 -----
HONG KONG (CONTINUED)
       2,100 Hong Kong Exchanges and Clearing, Ltd. .  $       37,890
       3,100 HongKong Electric Holdings .............          16,987
       5,100 Hutchison Whampoa, Ltd .................          36,680
      10,000 Jardine Strategic Holdings, Ltd ........         168,938
       4,129 Li & Fung, Ltd .........................          16,544
      50,500 MTR Corp ...............................         175,013
      57,775 New World Development, Ltd .............         123,767
       2,900 Sun Hung Kai Properties, Ltd ...........          42,599
       2,400 Swire Pacific, Ltd., Class A ...........          28,164
                                                       --------------
                                                            1,222,912
                                                       --------------
INDIA -- 0.9%
       6,700 Infosys Technologies, Ltd. ADR .........         324,883
                                                       --------------
INDONESIA -- 0.8%
     137,000 Gudang Garam ...........................         211,144
      40,000 Indo Tambangraya Megah .................          99,884
                                                       --------------
                                                              311,028
                                                       --------------
IRELAND -- 0.2%
         273 CRH PLC ................................           7,579
       1,058 CRH PLC ................................          29,290
         770 Elan Corp. PLC + .......................           5,517
       2,400 Experian PLC ...........................          20,267
                                                       --------------
                                                               62,653
                                                       --------------
ISRAEL -- 0.8%
      25,875 Bank Hapoalim BM + .....................          92,393
       3,700 Teva Pharmaceutical Industries, Ltd. ADR         187,072
                                                       --------------
                                                              279,465
                                                       --------------
ITALY -- 2.7%
       2,397 Assicurazioni Generali SPA .............          65,799
         690 Atlantia SPA ...........................          16,738
       4,660 Banca Monte dei Paschi di Siena SPA ....           9,995
       1,530 Banco Popolare Scarl ...................          14,736
       8,800 Enel SPA ...............................          55,964
      10,506 ENI SPA ................................         262,488
       1,510 Fiat SPA ...............................          19,477
       1,090 Finmeccanica SPA .......................          19,304
      64,584 Intesa Sanpaolo SPA ....................         286,503
       2,180 Intesa Sanpaolo SPA, RNC ...............           7,770
       2,310 Mediaset SPA ...........................          16,189
       1,376 Mediobanca SPA .........................          18,833
       5,876 Snam Rete Gas SPA ......................          28,608
      14,324 Telecom Italia SpA .....................          25,182
      13,120 Telecom Italia SPA, RNC ................          16,158
      26,743 UniCredit SPA ..........................         104,945
       1,132 Unione di Banche Italiane SCPA .........          17,411
                                                       --------------
                                                              986,100
                                                       --------------
JAPAN -- 17.0%
         300 Advantest Corp .........................           8,284
       1,600 Aeon Co., Ltd ..........................          15,264
         500 Aisin Seiki Co., Ltd ...................          12,148
         685 Ajinomoto Co., Inc .....................           6,862
      12,100 Amada Co., Ltd .........................          81,265
      18,900 Asahi Breweries, Ltd ...................         345,264
       2,200 Asahi Glass Co., Ltd ...................          17,736
       3,600 Asahi Kasei Corp .......................          18,290
       5,300 Astellas Pharma, Inc ...................         217,381
       4,100 Bank of Yokohama, Ltd. (The) ...........          20,031
       1,400 Bridgestone Corp .......................          25,045
       1,598 Canon, Inc .............................          64,044
          18 Central Japan Railway Co ...............         129,514

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                     SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


    SHARES                                                 VALUE
    ------                                                 -----
JAPAN (CONTINUED)
       1,400 Chiba Bank, Ltd. (The) .................  $        8,644
         878 Chubu Electric Power Co., Inc ..........          21,299
         500 Chugai Pharmaceutical Co., Ltd .........          10,326
       1,900 Chuo Mitsui Trust Holdings, Inc ........           7,012
         100 Credit Saison Co., Ltd .................           1,169
       2,100 Dai Nippon Printing Co., Ltd ...........          28,802
       1,400 Daiichi Sankyo Co., Ltd ................          28,873
         600 Daikin Industries, Ltd .................          21,501
         200 Daito Trust Construction Co., Ltd ......           8,722
         308 Daiwa House Industry Co., Ltd ..........           3,221
       2,900 Daiwa Securities Group, Inc ............          14,902
         548 Denso Corp .............................          16,076
         500 Dentsu, Inc ............................          11,627
         700 East Japan Railway Co ..................          50,483
         500 Eisai Co., Ltd .........................          18,780
         500 Electric Power Development Co., Ltd ....          15,834
         400 Fanuc, Ltd .............................          35,734
      51,000 Fuji Electric Holdings Co., Ltd ........          93,980
       1,000 FUJIFILM Holdings Corp .................          29,870
       4,600 Fujitsu, Ltd ...........................          30,012
       1,900 Fukuoka Financial Group, Inc ...........           7,866
         217 Hankyu Hanshin Holdings, Inc ...........           1,040
      26,000 Hino Motors, Ltd .......................          98,498
         100 Hirose Electric Co., Ltd ...............          11,252
       2,773 Hitachi, Ltd ...........................           8,517
         509 Hokkaido Electric Power Co., Inc .......          10,579
       1,600 Hokuhoku Financial Group, Inc ..........           3,731
       6,300 Hokuriku Electric Power Co .............         160,263
      10,700 Honda Motor Co., Ltd ...................         325,047
         900 HOYA Corp ..............................          21,210
         200 Ibiden Co., Ltd ........................           7,412
           3 INPEX Corp .............................          25,458
       3,800 ITOCHU Corp ............................          25,063
       1,164 Japan Steel Works, Ltd. (The) ..........          13,340
           8 Japan Tobacco, Inc .....................          27,359
         700 JFE Holdings, Inc ......................          23,944
       2,000 Joyo Bank, Ltd. (The) ..................           9,808
         700 JS Group Corp ..........................          12,244
       1,200 JTEKT Corp .............................          13,931
       4,300 Kajima Corp ............................          11,029
       1,700 Kansai Electric Power Co., Inc. (The) ..          41,045
       1,000 Kao Corp ...............................          24,699
           5 KDDI Corp ..............................          28,138
       1,015 Keio Corp ..............................           6,929
         110 Keyence Corp ...........................          23,442
       5,300 Kintetsu Corp ..........................          20,515
       1,900 Kirin Holdings Co., Ltd ................          29,108
       6,100 Kobe Steel, Ltd ........................          10,613
       1,800 Komatsu, Ltd ...........................          33,600
       1,100 Konica Minolta Holdings, Inc ...........          10,384
       1,133 Kubota Corp ............................           9,389
       1,000 Kuraray Co., Ltd .......................          10,893
         300 Kyocera Corp ...........................          27,720
         700 Kyushu Electric Power Co., Inc .........          15,862
      44,200 Marubeni Corp ..........................         222,057
         900 Marui Group Co., Ltd ...................           6,416
      40,000 Minebea Co., Ltd .......................         183,149
       4,300 Mitsubishi Chemical Holdings Corp ......          17,821
       2,600 Mitsubishi Corp ........................          52,307
       4,200 Mitsubishi Electric Corp ...............          31,745
       2,200 Mitsubishi Estate Co., Ltd .............          34,426
       1,400 Mitsubishi Gas Chemical Co., Inc .......           7,588
       6,000 Mitsubishi Heavy Industries, Ltd .......          22,652


    SHARES                                                 VALUE
    ------                                                 -----
JAPAN (CONTINUED)
       4,600 Mitsubishi Materials Corp ..............  $       12,652
      14,856 Mitsubishi UFJ Financial Group, Inc ....          79,415
       3,400 Mitsui & Co., Ltd ......................          44,245
       1,600 Mitsui Fudosan Co., Ltd ................          26,949
       2,700 Mitsui OSK Lines, Ltd ..................          15,927
         750 Mitsui Sumitomo Insurance Group
             Holdings, Inc ..........................          20,551
      17,000 Mizuho Financial Group, Inc ............          33,491
         500 Murata Manufacturing Co., Ltd ..........          23,614
       1,583 NEC Corp ...............................           4,955
         300 Nidec Corp .............................          24,294
         800 Nikon Corp .............................          14,575
         137 Nintendo Co., Ltd ......................          34,946
      14,056 Nippon Electric Glass Co., Ltd .........         127,950
       2,100 Nippon Express Co., Ltd ................           8,526
       2,400 Nippon Mining Holdings, Inc ............          11,764
       2,300 Nippon Oil Corp ........................          12,874
       5,989 Nippon Steel Corp ......................          21,808
       3,800 Nippon Telegraph & Telephone Corp ......         175,426
       2,800 Nippon Yusen KK ........................          10,786
      20,200 Nissan Motor Co., Ltd ..................         136,163
       1,500 Nitori Co., Ltd ........................         127,662
         400 Nitto Denko Corp .......................          12,226
       3,500 Nomura Holdings, Inc ...................          21,461
       2,100 NSK, Ltd ...............................          12,981
           3 NTT Data Corp ..........................           9,582
          22 NTT DoCoMo, Inc ........................          35,051
       1,100 Obayashi Corp ..........................           4,826
         400 Olympus Corp ...........................          10,561
         500 Omron Corp .............................           9,397
         200 Oriental Land Co., Ltd .................          14,075
         180 ORIX Corp ..............................          10,936
       4,800 Osaka Gas Co., Ltd .....................          16,813
       2,765 Panasonic Corp .........................          40,474
         200 Promise Co., Ltd .......................           1,087
       1,100 Resona Holdings, Inc ...................          14,102
       1,100 Ricoh Co., Ltd .........................          15,982
         200 Rohm Co., Ltd ..........................          13,938
       2,900 Sankyo Co., Ltd ........................         181,069
         600 Secom Co., Ltd .........................          30,149
       1,300 Sega Sammy Holdings, Inc ...............          16,858
         300 Seiko Epson Corp .......................           4,484
       2,000 Sekisui Chemical Co., Ltd ..............          11,599
       1,700 Sekisui House, Ltd .....................          15,309
       1,500 Seven & I Holdings Co., Ltd ............          35,811
       1,900 Sharp Corp .............................          21,087
         700 Shin-Etsu Chemical Co., Ltd ............          42,956
       1,300 Shinsei Bank, Ltd ......................           1,985
         700 Shiseido Co., Ltd ......................          12,192
       2,100 Shizuoka Bank, Ltd. (The) ..............          22,105
       2,800 Showa Denko KK .........................           5,684
          38 SMC Corp ...............................           4,657
       1,300 Softbank Corp ..........................          28,502
       4,544 Sojitz Corp ............................           8,617
       1,900 Sompo Japan Insurance, Inc .............          12,718
       1,800 Sony Corp ..............................          52,760
          65 Sony Financial Holdings, Inc ...........         186,032
       3,200 Sumitomo Chemical Co., Ltd .............          13,290
       2,500 Sumitomo Corp ..........................          25,657
       1,900 Sumitomo Electric Industries, Ltd ......          24,816
       1,800 Sumitomo Heavy Industries, Ltd .........           8,733
       7,600 Sumitomo Metal Industries, Ltd .........          18,627
       1,300 Sumitomo Metal Mining Co., Ltd .........          21,240

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                     SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


    SHARES                                                 VALUE
    ------                                                 -----
JAPAN (CONTINUED)
       5,200 Sumitomo Mitsui Financial Group, Inc ...  $      180,294
         900 Sumitomo Realty & Development Co.,
             Ltd ....................................          16,399
       2,600 Sumitomo Trust & Banking Co., Ltd.
             (The) ..................................          13,742
         300 T&D Holdings, Inc ......................           8,087
       1,300 Takashimaya Co., Ltd ...................          10,362
       1,400 Takeda Pharmaceutical Co., Ltd .........          58,251
         200 TDK Corp ...............................          11,526
       3,100 Teijin, Ltd ............................           9,636
         400 Terumo Corp ............................          21,944
       2,500 Tobu Railway Co., Ltd ..................          15,262
         900 Tohoku Electric Power Co., Inc .........          20,038
         891 Tokio Marine Holdings, Inc .............          25,679
       2,200 Tokyo Electric Power Co., Inc. (The) ...          57,658
         300 Tokyo Electron, Ltd ....................          19,082
       5,500 Tokyo Gas Co., Ltd .....................          22,823
       3,000 Tokyu Corp .............................          14,387
       2,100 Toppan Printing Co., Ltd ...............          19,829
       2,700 Toray Industries, Inc ..................          16,327
       6,000 Toshiba Corp ...........................          31,414
       8,900 Toyo Suisan Kaisha, Ltd ................         240,879
         500 Toyota Industries Corp .................          13,691
       4,355 Toyota Motor Corp ......................         173,249
         500 Toyota Tsusho Corp .....................           7,517
           4 West Japan Railway Co ..................          15,143
          34 Yahoo! Japan Corp ......................          11,523
         190 Yamada Denki Co., Ltd ..................          12,822
         600 Yamaha Motor Co., Ltd ..................           7,382
       1,200 Yamato Holdings Co., Ltd ...............          19,696
                                                       --------------
                                                            6,199,728
                                                       --------------
JERSEY -- 0.1%
       3,336 Atrium European Real Estate, Ltd. + ....          24,004
                                                       --------------
LUXEMBOURG -- 0.5%
       4,645 ArcelorMittal ..........................         173,169
                                                       --------------
MALTA -- 0.0%
       7,765 BGP Holdings PLC + .....................              --
                                                       --------------
MEXICO -- 0.5%
      80,000 America Movil SAB de CV, Ser L .........         175,183
                                                       --------------
NETHERLANDS -- 5.0%
       1,766 Aegon NV ...............................          15,099
         550 Akzo Nobel NV ..........................          34,178
         953 ASML Holding NV ........................          28,120
         690 European Aeronautic Defence and Space
             Co. NV .................................          15,551
       1,350 Fugro NV, CVA ..........................          78,183
         600 Heineken NV ............................          27,814
       1,646 ING Groep NV, CVA ......................          29,554
       1,780 Koninklijke Ahold NV ...................          21,481
       5,430 Koninklijke DSM NV .....................         227,331
       2,352 Koninklijke KPN NV .....................          39,064
       2,340 Koninklijke Philips Electronics NV .....          57,072
       1,203 Reed Elsevier NV .......................          13,659
       5,853 Royal Dutch Shell PLC, Class A .........         166,009
      23,598 Royal Dutch Shell PLC, Class B .........         655,552
         922 TNT NV .................................          24,770
      13,345 Unilever NV, CVA .......................         386,079


    SHARES                                                 VALUE
    ------                                                 -----
NETHERLANDS (CONTINUED)
         660 Wolters Kluwer NV ......................  $       14,137
                                                       --------------
                                                            1,833,653
                                                       --------------
NEW ZEALAND -- 0.0%
       7,043 Telecom Corp. of New Zealand, Ltd ......          13,510
                                                       --------------
NORWAY -- 0.9%
      19,700 DnB NOR ASA ............................         229,459
       2,200 Norsk Hydro ASA ........................          14,712
       2,150 Orkla ASA ..............................          20,293
       2,000 Petroleum Geo-Services ASA + ...........          19,601
       1,472 StatoilHydro ASA .......................          33,246
         965 Telenor ASA ............................          11,201
                                                       --------------
                                                              328,512
                                                       --------------
PHILIPPINES -- 0.2%
       3,200 Globe Telecom, Inc .....................          65,779
                                                       --------------
PORTUGAL -- 0.2%
       3,730 Banco Comercial Portugues SA, Class R ..           5,525
       1,620 BRISA ..................................          15,927
       4,750 Energias de Portugal SA ................          21,770
       1,970 Portugal Telecom SGPS SA ...............          20,927
                                                       --------------
                                                               64,149
                                                       --------------
RUSSIA -- 0.9%
       5,000 Gazprom OAO ADR ........................         116,817
       9,000 Tatneft ADR ............................         222,750
                                                       --------------
                                                              339,567
                                                       --------------
SINGAPORE -- 2.9%
       3,000 DBS Group Holdings, Ltd ................          28,168
       9,800 Jardine Cycle & Carriage, Ltd ..........         168,186
       3,908 Keppel Corp., Ltd ......................          22,337
       6,000 Oversea-Chinese Banking Corp., Ltd .....          33,289
       2,500 Singapore Airlines, Ltd ................          24,392
       1,825 Singapore Airport Terminal Services,
             Ltd. ...................................           2,920
     130,200 Singapore Telecommunications, Ltd ......         299,285
      39,200 United Overseas Bank, Ltd ..............         465,048
                                                       --------------
                                                            1,043,625
                                                       --------------
SOUTH AFRICA -- 1.7%
       6,000 African Rainbow Minerals, Ltd ..........         120,319
       3,750 AngloGold Ashanti, Ltd .................         152,164
       6,700 MTN Group, Ltd .........................         109,367
      18,600 Pick n Pay Stores, Ltd .................          98,841
      11,000 Remgro, Ltd ............................         130,053
                                                       --------------
                                                              610,744
                                                       --------------
SOUTH KOREA -- 2.0%
       1,000 LG Electronics, Inc ....................         106,472
       1,750 POSCO ADR ..............................         181,895
         650 Samsung Electronics Co., Ltd ...........         449,994
                                                       --------------
                                                              738,361
                                                       --------------
SPAIN -- 5.2%
         609 Abertis Infraestructuras SA ............          13,853
         138 Acciona SA .............................          18,845
         144 ACS Actividades de Construccion y
             Servicios SA ...........................           7,525
       6,885 Banco Bilbao Vizcaya Argentaria SA .....         122,632
       1,856 Banco Popular Espanol SA ...............          18,667
      41,418 Banco Santander SA .....................         668,969
         880 Cintra Concesiones de Infraestructuras
             de Transporte SA .......................          10,273

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                     SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


    SHARES                                                 VALUE
    ------                                                 -----
SPAIN (CONTINUED)
         210 Fomento de Construcciones y Contratas
             SA .....................................  $        9,851
         897 Gamesa Corp. Tecnologica SA ............          20,179
         170 Grupo Ferrovial SA .....................           8,154
       6,436 Iberdrola SA ...........................          63,305
         380 Inditex SA .............................          21,848
      18,740 Repsol YPF SA ..........................         510,046
      14,749 Telefonica SA ..........................         407,991
                                                       --------------
                                                            1,902,138
                                                       --------------
SWEDEN -- 1.9%
         800 Assa Abloy AB, Class B .................          13,016
      14,400 Atlas Copco AB, Class A ................         185,786
       1,400 Atlas Copco AB, Class B ................          15,998
         600 Electrolux AB, Ser B ...................          13,745
         845 Hennes & Mauritz AB, Class B ...........          47,532
       6,200 Nordea Bank AB .........................          62,723
      12,800 Sandvik AB .............................         141,411
       1,000 Scania AB, Class B .....................          12,431
       1,100 Securitas AB, Class B ..................          10,625
       3,840 Skandinaviska Enskilda Banken AB,
             Class A ................................          26,030
       1,200 SKF AB, Class B ........................          18,889
       1,500 Svenska Cellulosa AB, Class B ..........          20,393
       1,100 Svenska Handelsbanken AB, Class A ......          28,181
       3,777 Telefonaktiebolaget LM Ericsson, Class B          38,048
       4,100 TeliaSonera AB .........................          26,996
       2,283 Volvo AB, Class B ......................          21,188
                                                       --------------
                                                              682,992
                                                       --------------
SWITZERLAND -- 5.0%
       3,841 ABB, Ltd ...............................          77,244
         130 Actelion, Ltd. + .......................           8,083
         340 Adecco SA ..............................          18,109
       1,100 Compagnie Financiere Richemont SA ......          31,143
       1,597 Credit Suisse Group AG .................          88,862
          90 Geberit AG .............................          13,855
         530 Holcim, Ltd. + .........................          36,446
       1,800 Julius Baer Holding AG .................          90,288
       6,439 Nestle SA ..............................         274,912
         325 Nobel Biocare Holding AG ...............          10,763
      10,928 Novartis AG ............................         548,975
       1,191 Roche Holding AG .......................         192,590
       1,470 STMicroelectronics NV ..................          13,898
          79 Swatch Group AG (The) ..................          18,658
          66 Swiss Life Holding AG ..................           7,841
         764 Swiss Reinsurance Co., Ltd .............          34,645
          48 Swisscom AG ............................          17,192
         166 Syngenta AG ............................          38,151
         149 Synthes, Inc ...........................          17,969
       3,903 UBS AG .................................          71,568
         860 Zurich Financial Services AG ...........         205,083
                                                       --------------
                                                            1,816,275
                                                       --------------
UNITED KINGDOM -- 15.0%
       2,297 3i Group PLC ...........................          10,614
       2,800 Anglo American PLC .....................          89,609
       4,607 Anglo American PLC .....................         147,017
       8,390 AstraZeneca PLC ........................         376,278
      29,540 Aviva PLC ..............................         212,369
       6,290 BAE Systems PLC ........................          35,189
      16,799 Barclays PLC ...........................          99,560
       5,198 BG Group PLC ...........................          90,599
       9,663 BHP Billiton PLC .......................         264,644
      30,463 BP PLC .................................         269,873


    SHARES                                                 VALUE
    ------                                                 -----
UNITED KINGDOM (CONTINUED)
       3,143 British American Tobacco PLC ...........  $       98,735
       1,069 British Land Co. PLC ...................           8,139
       2,330 British Sky Broadcasting Group PLC .....          21,345
       7,318 BT Group PLC, Class A ..................          15,252
       4,422 Cable & Wireless PLC ...................          10,167
       2,451 Cadbury PLC ............................          31,462
       1,219 Capita Group PLC (The) .................          14,101
         400 Carnival PLC ...........................          13,726
       9,673 Centrica PLC ...........................          38,961
      18,980 Compass Group PLC ......................         116,265
       3,710 Diageo PLC .............................          57,081
       8,510 Enterprise Inns PLC ....................          16,993
       5,480 Friends Provident Group PLC ............           7,302
      28,000 G4S PLC ................................          99,025
       8,732 GlaxoSmithKline PLC ....................         172,175
         490 Hammerson PLC ..........................           3,092
       2,878 Home Retail Group PLC ..................          12,536
      72,601 HSBC Holdings PLC ......................         831,348
      12,960 Imperial Tobacco Group PLC .............         375,468
         619 Intercontinental Hotels Group PLC ......           8,033
       3,260 International Power PLC ................          15,082
         830 Johnson Matthey PLC ....................          18,497
       4,950 Kingfisher PLC .........................          16,882
       1,460 Ladbrokes PLC ..........................           4,381
         970 Land Securities Group PLC ..............           9,713
      13,730 Legal & General Group PLC ..............          19,365
      14,104 Lloyds TSB Group PLC ...................          23,425
         350 London Stock Exchange Group PLC ........           4,805
       3,512 Man Group PLC ..........................          18,652
       2,730 Marks & Spencer Group PLC ..............          15,830
       2,695 National Grid PLC ......................          26,083
       6,640 Next PLC ...............................         190,554
      12,240 Old Mutual PLC .........................          19,617
       1,940 Pearson PLC ............................          23,970
       4,759 Prudential PLC .........................          45,868
         831 Reckitt Benckiser Group PLC ............          40,685
       1,930 Reed Elsevier PLC ......................          14,506
       2,290 Rexam PLC ..............................           9,586
       5,933 Rio Tinto PLC ..........................         252,205
       3,689 Rolls-Royce Group PLC ..................          27,838
       9,434 Royal Bank of Scotland Group PLC .......           7,990
       5,679 RSA Insurance Group PLC ................          12,171
       1,780 SABMiller PLC ..........................          43,011
       4,410 Sage Group PLC (The) ...................          16,495
       3,120 Sainsbury (J) PLC ......................          16,239
       1,550 Scottish & Southern Energy PLC .........          29,136
         500 Severn Trent PLC .......................           7,771
       2,010 Smith & Nephew PLC .....................          18,051
       1,276 Smiths Group PLC .......................          18,175
      18,289 Standard Chartered PLC .................         451,780
      11,297 Tesco PLC ..............................          72,322
       2,071 Tullow Oil PLC .........................          37,472
       2,529 Unilever PLC ...........................          72,266
       1,228 United Utilities Group PLC .............           8,979
      86,514 Vodafone Group PLC .....................         194,356
         625 Whitbread PLC ..........................          12,182
       2,185 WM Morrison Supermarkets PLC ...........           9,713
         157 Wolseley PLC ...........................           3,797
       2,730 WPP PLC ................................          23,481
       3,750 Xstrata PLC ............................          55,305
                                                       --------------
                                                            5,455,194
                                                       --------------
UNITED STATES -- 0.5%
       3,350 Philip Morris International, Inc .......         163,279

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                     SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


    SHARES                                                 VALUE
    ------                                                 -----
UNITED STATES (CONTINUED)
         411 Thomson Reuters Corp ...................  $       13,790
                                                       --------------
                                                              177,069
                                                       --------------
Total Common Stock (Cost $36,854,672) ...............      34,364,527
                                                       --------------
PREFERRED STOCK -- 2.7%
BRAZIL -- 2.3%
       5,300 Banco Bradesco SA ......................         105,772
      12,800 Cia Vale do Rio Doce ...................         264,629
      34,170 Investimentos Itau SA ..................         206,799
      12,600 Petroleo Brasileiro SA .................         248,187
                                                       --------------
                                                              825,387
                                                       --------------
FRANCE -- 0.2%
       1,350 Bureau Veritas SA ......................          76,329
                                                       --------------
GERMANY -- 0.2%
         550 Henkel AG & Co. KGaA ...................          23,644
         190 Porsche Automobil Holding SE ...........          14,960
         160 Volkswagen AG ..........................          18,566
                                                       --------------
                                                               57,170
                                                       --------------
Total Preferred Stock (Cost $1,034,954)                       958,886
                                                       --------------
EXCHANGE-TRADED FUNDS -- 1.3%
       8,700 iShares MSCI EAFE Index Fund ...........         475,890
                                                       --------------
Total Exchange-Traded Funds (Cost $411,262)                   475,890
                                                       --------------
RIGHTS -- 0.0%
       4,495 Fortis .................................              --
       4,633 BNP Paribas ............................          10,032
                                                       --------------
Total Rights (Cost $--)                                        10,032
                                                       --------------
WARRANT -- 0.0%
       1,310 MedioBanca SPA, Expires 03/11 + ........              93
                                                       --------------
Total Warrant (Cost $--)                                           93
                                                       --------------
CASH EQUIVALENT -- 1.3%
     461,133 PNC Institutional Money Market Trust,
             0.05%(a)                                         461,133
                                                       --------------
Total Cash Equivalent
(Cost $461,133)                                               461,133
                                                       --------------
Total Investments -- 99.6%
(Cost $38,762,021)++                                       36,270,561
Other Assets & Liabilities, Net -- 0.4%                       161,930
                                                       --------------
NET ASSETS -- 100.0%                                   $   36,432,491
                                                       ==============


ADR -- American Depositary Receipt
MSCI EAFE -- Morgan Stanley Capital International Europe Australasia and Far
East
PLC -- Public Limited Company
(a) The rate shown is the 7-day  effective yield as of September 30, 2009.

+  Non-income  producing security.
++ At September 30, 2009, the tax basis cost of the Fund's investments was $38,762,021 , and the unrealized appreciation and depreciation were $3,092,302 and $(5,583,762), respectively.

   For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Amounts designated as "--" are either $0 or have been rounded to $0.

See end of Form N-Q for inputs used in valuing the Fund's investments at September 30, 2009.

WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND                                     SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


    SHARES                                                 VALUE
    ------                                                 -----
COMMON STOCK -- 93.4%
CONSUMER DISCRETIONARY -- 10.8%
         500 Amazon.com, Inc. + .....................  $       46,680
       6,200 Cablevision Systems Corp., Class A .....         147,250
      17,850 Comcast Corp. Special, Class A .........         301,486
       6,040 Home Depot, Inc. (The) .................         160,905
       9,400 Marcus Corp ............................         120,226
       4,500 McDonald's Corp ........................         256,815
      13,690 Newell Rubbermaid, Inc. ................         214,796
      30,090 News Corp., Class B ....................         420,959
      36,730 Staples, Inc ...........................         852,871
      32,500 Target Corp ............................       1,517,100
      28,920 Toll Brothers, Inc. + ..................         565,097
      26,310 Walt Disney Co. (The) ..................         722,473
                                                       --------------
                                                            5,326,658
                                                       --------------
CONSUMER STAPLES -- 9.7%
       4,100 Cadbury PLC ADR ........................         209,961
       4,300 Costco Wholesale Corp ..................         242,778
       8,700 Estee Lauder Cos., Inc. (The), Class A .         322,596
       4,230 General Mills, Inc. ....................         272,328
       5,000 HJ Heinz Co. ...........................         198,750
      11,600 Kellogg Co .............................         571,068
      10,800 Kimberly-Clark Corp ....................         636,984
      13,060 Kraft Foods, Inc., Class A .............         343,086
      11,400 McCormick & Co., Inc. ..................         386,916
      13,150 PepsiCo, Inc ...........................         771,379
      14,660 Procter & Gamble Co ....................         849,107
                                                       --------------
                                                            4,804,953
                                                       --------------
ENERGY -- 11.9%
      22,280 BP PLC ADR .............................       1,185,964
       4,800 Devon Energy Corp ......................         323,184
       3,690 Diamond Offshore Drilling, Inc. ........         352,469
      45,350 El Paso Corp ...........................         468,012
       2,200 EnCana Corp ............................         126,742
      13,070 Halliburton Co .........................         354,458
       8,880 National Oilwell Varco, Inc + ..........         382,994
      20,260 Newfield Exploration Co. + .............         862,266
      10,500 PetroHawk Energy Corp. + ...............         254,205
      23,600 Petroleo Brasileiro SA ADR .............       1,083,240
       1,700 Schlumberger, Ltd ......................         101,320
      12,870 Spectra Energy Corp ....................         243,758
       7,600 Weatherford International, Ltd. + ......         157,548
                                                       --------------
                                                            5,896,160
                                                       --------------
FINANCIALS -- 12.9%
      10,600 American Express Co ....................         359,340
      23,600 Annaly Capital Management, Inc. ........         428,104
      53,470 Bank of America Corp ...................         904,712
       7,360 Bank of New York Mellon Corp. (The) ....         213,366
           7 Berkshire Hathaway, Inc., Class A + ....         707,000
      15,900 Charles Schwab Corp. (The) .............         304,485
      64,090 Chimera Investment Corp ................         244,824
      10,000 Forest City Enterprises, Inc., Class A .         133,700
      27,200 JPMorgan Chase & Co. ...................       1,191,904
       7,900 Moody's Corp ...........................         161,634
      14,900 Progressive Corp.(The) .................         247,042
      17,820 Travelers Cos. Corp., Inc.(The) ........         877,279
      22,100 Wells Fargo & Co (The) .................         622,7778
                                                       --------------
                                                            6,396,168
                                                       --------------
HEALTH CARE -- 11.4%
      19,200 Abbott Laboratories ....................         949,824
      15,200 AmerisourceBergen Corp., Class A .......         340,176
       3,850 Amgen, Inc. + ..........................         231,885
       1,240 Biogen Idec, Inc. + ....................          62,645


    SHARES                                                 VALUE
    ------                                                 -----
HEALTH CARE (CONTINUED)
      23,090 Bristol-Myers Squibb Co. ...............  $      519,987
       5,220 Celgene Corp. + ........................         291,798
       3,720 Edwards Lifesciences Corp. + ...........         260,065
       7,860 Genzyme Corp. + ........................         445,898
      20,330 Johnson & Johnson ......................       1,237,894
      18,300 Novartis AG ADR ........................         921,954
      11,880 Pfizer, Inc ............................         196,614
       6,500 UnitedHealth Group, Inc ................         162,760
                                                       --------------
                                                            5,621,500
                                                       --------------
INDUSTRIALS -- 11.5%
       4,000 3M Co ..................................         295,200
       7,500 Covanta Holding Corp. + ................         127,500
       4,000 Eaton Corp .............................         226,360
       7,000 Emerson Electric Co ....................         280,560
       4,000 First Solar, Inc. + ....................         611,440
      89,600 General Electric Co ....................       1,471,232
       6,900 Honeywell International, Inc. ..........         256,335
      47,680 Masco Corp .............................         616,026
       8,300 McDermott International, Inc. + ........         209,741
       6,970 Norfolk Southern Corp ..................         300,477
       6,500 Quanta Services, Inc. + ................         143,845
       6,660 Tyco International, Ltd ................         229,637
       7,820 United Parcel Service, Inc., Class B . .         441,595
      16,650 Waste Management, Inc ..................         496,503
                                                       --------------
                                                            5,706,451
                                                       --------------
INFORMATION TECHNOLOGY -- 16.6%
       4,340 Apple, Inc. + ..........................         804,506
      19,580 ASML Holding NV, Class G ...............         578,981
      10,120 Autodesk, Inc. + .......................         240,856
       7,000 Automatic Data Processing, Inc. ........         275,100
      22,740 Cisco Systems, Inc. + ..................         535,300
       1,800 Citrix Systems, Inc. + .................          70,614
      25,220 Corning, Inc ...........................         386,118
      11,400 Dolby Laboratories, Inc., Class A + ....         435,366
      11,700 EMC Corp. + ............................         199,368
         730 Google, Inc., Class A + ................         361,970
       4,500 Hewlett-Packard Co. ....................         212,445
      13,380 Intel Corp .............................         261,846
       2,920 International Business Machines Corp. ..         349,261
      14,600 Juniper Networks, Inc. + ...............         394,492
      18,600 LSI Corp. + ............................         102,114
      53,180 Microsoft Corp. ........................       1,376,830
       8,500 Nvidia Corp. + .........................         127,755
      12,110 Oracle Corp ............................         252,373
      14,460 QUALCOMM, Inc. .........................         650,411
       8,920 VeriSign, Inc. + .......................         211,315
       5,450 Visa, Inc., Class A ....................         376,649
                                                       --------------
                                                            8,203,670
                                                       --------------
MATERIALS -- 3.8%
       3,400 Air Products & Chemicals, Inc. .........         263,772
       3,400 BHP Billiton, Ltd. ADR .................         224,434
      10,230 Celanese Corp., Ser A, Class A .........         255,750
       3,100 Ecolab, Inc ............................         143,313
       8,200 EI Du Pont de Nemours & Co. ............         263,548
      11,250 International Paper Co. ................         250,088
       6,000 PPG Industries, Inc. ...................         349,260
       3,000 Weyerhaeuser Co ........................         109,950
                                                       --------------
                                                            1,860,115
                                                       --------------
TELECOMMUNICATION SERVICES -- 2.7%
       7,100 American T ower Corp., Class A + .......         258,440
      20,940 AT&T, Inc ..............................         565,589
      17,400 Verizon Communications, Inc ............         526,698
                                                       --------------
                                                            1,350,727
                                                       --------------

WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND                                     SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


    SHARES                                                 VALUE
    ------                                                 -----
UTILITIES -- 2.1%
      13,900 FPL Group, Inc                            $      767,697
      10,400 NRG Energy, Inc. +                               293,176
                                                       --------------
                                                            1,060,873
                                                       --------------
Total Common Stock (Cost $37,215,966)                      46,227,275
                                                       --------------
CASH EQUIVALENT -- 6.8%
   3,340,284 PNC Institutional Money Market Trust,
             0.05% (a)                                      3,340,284
                                                       --------------
Total Cash Equivalent
(Cost $3,340,284)                                           3,340,284
                                                       --------------
Total Investments -- 100.2%
(Cost $40,556,250)++                                       49,567,559
Other Assets & Liabilities, Net -- (0.2)%                     (86,433)
                                                       --------------
NET ASSETS -- 100.0%                                   $   49,481,126
                                                       ==============


ADR -- American Depositary Receipt
PLC -- Public Limited Company
Ser -- Series
(a) Rate shown is the 7-day effective yield as of September 30, 2009.

 + Non-income  producing security.
++ At September 30, 2009, the tax basis cost of the Fund's investments was $40,556,250, and the unrealized appreciation and depreciation were $9,318,544 and $(307,235), respectively.

   For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi- annual and annual financial statements.

  See end of Form N-Q for inputs used in valuing the Fund's investments at September 30, 2009.

The following is a summary of the inputs used as of September 30, 2009 valuing the Funds' investments:

Equity Fund

Investments in Securities               Level 1            Level 2            Level 3             Total
                                     -------------      --------------     -------------       -------------
  Common Stock                       $ 281,997,391      $           --     $          --       $ 281,997,391
  Cash Equivalent                          147,649                  --                --             147,649
  U.S. Treasury Obligations                     --           1,499,950                --           1,499,950
                                     -------------      --------------     -------------       -------------
Total Investments in Securities      $ 282,145,040      $    1,499,950     $          --       $ 283,644,990
                                     =============      ==============     =============       =============
Balanced Fund
Investments in Securities                Level 1           Level 2            Level 3               Total
                                     -------------      --------------     -------------       -------------
  Investment in Underlying
  Funds                              $ 163,143,624      $           --     $          --       $ 163,143,624
                                     -------------      --------------     -------------       -------------
Total Investments in Securities      $ 163,143,624      $           --     $          --       $ 163,143,624
                                     =============      ==============     =============       =============
Income Fund
Investments in Securities               Level 1            Level 2            Level 3              Total
                                     -------------      --------------     -------------       -------------
                                                                           $          --
  Asset Backed Securities            $          --      $   2,996,768                          $   2,996,768
  Collateralized Mortgage
  Obligations                                   --          25,295,151                --          25,295,151
  Common Stock                                  --                  --                --                  --
  Corporate Bonds                               --          31,572,675                --          31,572,675
  Foreign Bonds                                 --           6,800,318                --           6,800,318
  Preferred Stock                          170,672                  --                --             170,672
  U.S. Government & Agency
  Obligations                                   --           7,571,096                --           7,571,096
  U.S. Treasury Obligations                     --          23,713,949                --          23,713,949
  Cash Equivalent                        1,992,247                  --                --           1,992,247
                                     -------------      --------------     -------------       -------------
Total Investments in Securities      $   2,062,919      $   97,949,957     $          --       $ 100,112,876
                                     =============      ==============     =============       =============
Other Financial Instruments             Level 1            Level 2            Level 3              Total
                                     -------------      --------------     -------------       -------------
     Forward Commitments             $          --      $   15,423,623     $          --       $  15,423,623
     Unrealized Appreciation on
          Forward Currency
          Contracts                             --              22,705                --              22,705
                                     -------------      --------------     -------------       -------------
Total Other Financial Instruments    $          --      $   15,446,328     $          --       $  15,446,328
                                     =============      ==============     =============       =============

Small Cap Growth Fund

Investments in Securities               Level 1             Level 2          Level 3               Total
                                     -------------      --------------     -------------       -------------
  Common Stock                       $  34,274,962      $           --     $          --       $  34,274,962
  Private Equity                                --                  --                 1                   1
  Warrants                                      --                  --                --                  --
  Exchange-Traded Fund                      11,792                  --                --              11,792
  Cash Equivalent                          228,789                  --                --             228,789
                                     -------------      --------------     -------------       -------------
Total Investments in Securities      $  34,515,544      $           --     $          --        $ 34,515,544
                                     =============      ==============     =============       =============


THE FOLLOWING IS A RECONCILIATION OF LEVEL 3 ASSETS FOR WHICH SIGNIFICANT UNOBSERVABLE INPUTS WERE USED TO DETERMINE FAIR VALUE:


                                                             Investments in Private
                                                                    Equity
                                                             -----------------------
Beginning balance as of June 30, 2009                             $       --
     Accrued discounts/premiums                                           --
     Realized gain/(loss)                                                 --
     Change in unrealized appreciation/(depreciation)                     --
     Net purchases/sales                                                  --
     Net transfer in and/or out of Level 3                                 1
                                                                  ----------
Ending balance as of September 30, 2009                           $        1
                                                                  ==========


International Equity Fund

Investments in Securities               Level 1             Level 2           Level 3              Total
                                     -------------      --------------     -------------       -------------
  Common Stock                       $   2,941,108      $   31,423,419     $          --       $  34,364,527
  Preferred Stock                          353,960             604,926                --             958,886
  Exchange Traded Funds                    475,890                  --                --             475,890
  Rights                                    10,032                  --                --              10,032
  Warrants                                      93                  --                --                  93
  Cash Equivalent                          461,133                  --                --             461,133
                                     -------------      --------------     -------------       -------------
Total Investments in Securities      $   4,242,216      $   32,028,345     $          --       $  36,270,561
                                     =============      ==============     =============       =============
Socially Responsible Fund
Investments in Securities                Level 1            Level 2           Level 3             Total
                                     -------------      --------------     -------------       -------------
  Common Stock                       $  46,227,275      $           --     $          --       $  46,227,275
  Cash Equivalent                        3,340,284                  --                --           3,340,284
                                     -------------      --------------     -------------       -------------
Total Investments in Securities      $  49,567,559      $           --     $          --       $  49,567,559
                                     =============      ==============     =============       =============

WILSHIRE VARIABLE INSURANCE TRUST
                                                              SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


                     2015 ETF FUND
                     -------------
  SHARES                                                VALUE
----------                                           ----------
EXCHANGE-TRADED FUNDS - 44.5%
      25,800 iShares Barclays TIPS Bond Fund ........  $    2,654,304
      49,700 iShares MSCI EAFE Index Fund ...........       2,718,590
       9,600 SPDR Barclays Capital International
             Treasury Bond ETF ......................         560,928
       6,200 SPDR Dow Jones International Real
             Estate ETF .............................         220,720
      17,200 Vanguard Emerging Markets ETF ..........         663,232
      17,100 Vanguard REIT ETF ......................         709,992
       7,400 Vanguard Small-Cap Growth ETF ..........         425,130
      20,600 Vanguard Small-Cap Value ETF ...........       1,100,658
                                                       --------------
Total Exchange-Traded Funds (Cost $7,800,307)               9,053,554
                                                       --------------
INVESTMENTS IN UNDERLYING FUNDS - 52.8%
     379,544 Wilshire Variable Insurance Trust Equity
             Fund* ..................................       6,038,543
     394,427 Wilshire Variable Insurance Trust Income
             Fund* ..................................       4,689,739
                                                       --------------
Total Investments in Underlying Funds
(Cost $12,128,191)                                         10,728,282
                                                       --------------
CASH EQUIVALENT - 2.7%
     542,984 PNC Institutional Money Market Trust,
             0.050% (A) .............................         542,984
                                                       --------------
Total Cash Equivalent (Cost $542,984)                         542,984
                                                       --------------
Total Investments - 100.0%
(Cost $20,471,482) +                                       20,324,820
Other Assets & Liabilities, Net - 0.0%                         (3,272)
                                                       --------------
NET ASSETS - 100.0%                                    $   20,321,548
                                                       ==============


* Affiliated Fund
(A) Rate shown is the 7-day effective yield at September 30, 2009.


ETF -- Exchange-Traded Fund
MSCI EAFE -- Morgan Stanley Country Index-Europe, Australasia,
Far East
REIT -- Real Estate Investment Trust
SPDR -- Standard & Poor's Depositary Receipt
TIPS -- Treasury Inflationary-Protected Securities

+ At September 30, 2009, the tax basis cost of the Fund's investments was $20,471,482, and the unrealized appreciation and depreciation were $1,525,955 and $(1,672,617), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for inputs used in valuing the Fund's investments at September 30, 2009.

WILSHIRE VARIABLE INSURANCE TRUST
                                                              SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


                         2025 ETF FUND
                         -------------
    SHARES                                                 VALUE
    ------                                                 -----
EXCHANGE-TRADED FUNDS - 43.9%
      19,235 iShares Barclays TIPS Bond Fund ........  $    1,978,897
      45,005 iShares MSCI EAFE Index Fund ...........       2,461,774
       4,445 SPDR Dow Jones International Real
             Estate ETF .............................         158,242
      12,520 Vanguard Emerging Markets ETF ..........         482,771
      12,580 Vanguard REIT ETF ......................         522,322
       5,282 Vanguard Small-Cap Growth ETF ..........         303,451
      15,085 Vanguard Small-Cap Value ETF ...........         805,991
                                                       --------------
Total Exchange-Traded Funds (Cost $5,776,461)               6,713,448
                                                       --------------
INVESTMENTS IN UNDERLYING FUNDS - 52.2%
     326,546 Wilshire Variable Insurance Trust Equity
             Fund* ..................................       5,195,339
     233,977 Wilshire Variable Insurance Trust Income
             Fund* ..................................       2,781,988
                                                       --------------
Total Investments in Underlying Funds
(Cost $9,265,637)                                           7,977,327
                                                       --------------
CASH EQUIVALENT - 3.8%
     579,417 PNC Institutional Money Market Trust,
             0.050% (A) .............................         579,417
                                                       --------------
Total Cash Equivalent (Cost $579,417)                         579,417
                                                       --------------
Total Investments - 99.9%
(Cost $15,621,515) +                                       15,270,192
Other Assets & Liabilities, Net - 0.1%                         15,624
                                                       --------------
NET ASSETS - 100.0%                                    $   15,285,816
                                                       ==============


* Affiliated Fund
(A) Rate shown is the 7-day effective yield at September 30, 2009. ETF -- Exchange-Traded Fund
MSCI EAFE -- Morgan Stanley Country Index-Europe, Australasia,
Far East
REIT -- Real Estate Investment Trust
SPDR -- Standard & Poor's Depositary Receipt
TIPS -- Treasury Inflationary-Protected Securities

+ At September 30, 2009, the tax basis cost of the Fund's investments was $15,621,515, and the unrealized appreciation and depreciation were $1,094,536 and $(1,445,859), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for inputs used in valuing the Fund's investments at September 30, 2009.

WILSHIRE VARIABLE INSURANCE TRUST
                                                              SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                             (UNAUDITED)


                          2035 ETF FUND
                          -------------
    SHARES                                                 VALUE
    ------                                                 -----
EXCHANGE-TRADED FUNDS - 44.1%
       2,180 iShares Barclays TIPS Bond Fund ........  $      224,278
      54,531 iShares MSCI EAFE Index Fund ...........       2,982,846
       6,519 SPDR Barclays Capital International
             Treasury Bond ETF ......................         380,905
       4,120 SPDR Dow Jones International Real
             Estate ETF .............................         146,672
      15,460 Vanguard Emerging Markets ETF ..........         596,138
      11,969 Vanguard Mega Cap 300 Value ETF ........         407,066
       3,501 Vanguard Mid-Cap Value Index Fund ......         149,213
       7,608 Vanguard REIT ETF ......................         315,884
       7,528 Vanguard Small-Cap Growth ETF ..........         432,483
      14,000 Vanguard Small-Cap Value ETF ...........         748,020
                                                       --------------
Total Exchange-Traded Funds (Cost $5,298,676)               6,383,505
                                                       --------------
INVESTMENTS IN UNDERLYING FUNDS - 50.8%
     317,802 Wilshire Variable Insurance Trust Equity
             Fund* ..................................       5,056,232
     193,518 Wilshire Variable Insurance Trust Income
             Fund* ..................................       2,300,933
                                                       --------------
Total Investments in Underlying Funds
(Cost $8,811,849)                                           7,357,165
                                                       --------------
CASH EQUIVALENT - 4.9%
     714,624 PNC Institutional Money Market Trust,
             0.050% (A) .............................         714,624
                                                       --------------
Total Cash Equivalent (Cost $714,624)                         714,624
                                                       --------------
Total Investments - 99.8%
(Cost $14,825,149) +                                       14,455,294
Other Assets & Liabilities, Net - 0.2%                         30,079
                                                       --------------
NET ASSETS - 100.0%                                    $   14,485,373
                                                       ==============


* Affiliated Fund
(A) Rate shown is the 7-day effective yield at September 30, 2009.


ETF -- Exchange-Traded Fund
MSCI EAFE -- Morgan Stanley Country Index-Europe, Australasia,
Far East
REIT -- Real Estate Investment Trust
SPDR -- Standard & Poor's Depositary Receipt
TIPS -- Treasury Inflationary-Protected Securities

+ At September 30, 2009, the tax basis cost of the Fund's investments was $14,825,149, and the unrealized appreciation and depreciation were $1,159,267 and $(1,529,122), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for inputs used in valuing the Fund's investments at September 30, 2009.

WILSHIRE VARIABLE INSURANCE TRUST
                                                              SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


The following is a summary of the inputs used as of September 30, 2009 valuing the Funds' investments:

2015 ETF Fund

Investments in Securities               Level 1             Level 2           Level 3              Total
                                     -------------      --------------     -------------       -------------
  Exchange-Traded Funds              $   9,053,554      $           --     $          --       $   9,053,554
  Investment in Underlying Funds        10,728,282                  --                --          10,728,282
  Cash Equivalent                          542,984                  --                --             542,984
                                     -------------      --------------     -------------       -------------
Total Investments in Securities      $  20,324,820      $           --     $          --       $  20,324,820
                                     =============      ==============     =============       =============
2025 ETF Fund
Investments in Securities               Level 1             Level 2           Level 3              Total
                                     -------------      --------------     -------------       -------------
  Exchange-Traded Funds              $   6,713,448      $           --     $          --       $   6,713,448
  Investment in Underlying Funds         7,977,327                  --                --           7,977,327
  Cash Equivalent                          579,417                  --                --             579,417
                                     -------------      --------------     -------------       -------------
Total Investments in Securities      $  15,270,192      $           --     $          --       $  15,270,192
                                     =============      ==============     =============       =============
2035 ETF Fund
Investments in Securities               Level 1             Level 2          Level 3              Total
                                     -------------      --------------     -------------       -------------
  Exchange-Traded Funds              $   6,383,505      $           --     $          --       $   6,383,505
  Investment in Underlying Funds         7,357,165                  --                --           7,357,165
  Cash Equivalent                          714,624                  --                --             714,624
                                     -------------      --------------     -------------       -------------
Total Investments in Securities      $  14,455,294      $           --     $          --       $  14,455,294
                                     =============      ==============     =============       =============

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilshire Variable Insurance Trust


By (Signature and Title)                       /S/:LAWRENCE E. DAVANZO
                                               -----------------------
                                               Lawrence E. Davanzo, President
                                               (principal executive officer)

Date: November 23, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                       /S/:LAWRENCE E. DAVANZO
                                               -----------------------
                                               Lawrence E. Davanzo, President
                                               (principal executive officer)


Date: November 23, 2009


By (Signature and Title)                       /S/:HELEN THOMPSON
                                               -----------------------
                                               Helen Thompson, Treasurer
                                               (principal financial officer)

Date: November 23, 2009